UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09721

PIMCO Managed Accounts Trust

(Exact name of registrant as specified in charter)

1633 Broadway New York, NY 10019

(Address of principal executive offices) (Zip code)

William G. Galipeau – 1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-877-4626

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments

Schedule of Investments

Fixed Income SHares: Series C

July 31, 2014 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—61.4%
Airlines—1.5%
$332	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.20%, 1/2/20	$372,889
363	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.95%, 11/23/20	393,367
	Northwest Airlines, Inc.,
1,193	7.041%, 10/1/23	1,413,790
31,801	7.15%, 4/1/21 (MBIA)	36,253,063
	United Air Lines Pass-Through Trust,
1,403	9.75%, 7/15/18	1,595,965
37	10.125%, 3/22/15 (d)	21,918
1,594	10.40%, 5/1/18	1,796,914
1,500	United Airlines, Inc., 6.75%, 9/15/15 (a)(c)	1,509,375

		43,357,281

Auto Manufacturers—0.4%
9,100	Volkswagen International Finance NV, 4.00%, 8/12/20 (a)(c)	9,791,646

Banking—20.8%
	Ally Financial, Inc.,
800	4.625%, 6/26/15	815,000
14,486	7.50%, 9/15/20	16,749,437
2,659	8.00%, 3/15/20	3,117,678
100	8.30%, 2/12/15	103,188
	Banco do Brasil S.A. (a)(c),
25,200	4.50%, 1/22/15	25,590,600
€8,700	4.50%, 1/20/16	12,080,777
	Banco Santander Brasil S.A.,
$4,250	4.25%, 1/14/16 (a)(c)	4,409,375
3,500	4.50%, 4/6/15 (a)(c)	3,578,750
1,000	4.50%, 4/6/15	1,022,500
11,375	4.625%, 2/13/17 (a)(c)	12,014,844
	Bank of America Corp.,
500	5.00%, 1/15/15	509,882
3,800	5.65%, 5/1/18	4,277,907
4,300	5.75%, 12/1/17	4,828,393
2,715	6.00%, 9/1/17	3,053,962
22,700	6.40%, 8/28/17	25,781,502
66,155	6.875%, 4/25/18	77,414,647
	Barclays Bank PLC,
1,200	7.625%, 11/21/22	1,343,250
2,400	7.75%, 4/10/23 (k)	2,676,000
€1,000	BPE Financiaciones S.A., 2.875%, 5/19/16	1,366,032
$1,000	CIT Group, Inc., 4.25%, 8/15/17	1,032,500
	Citigroup, Inc.,
5,827	4.75%, 5/19/15	6,019,949
11,718	6.00%, 8/15/17	13,193,730
13,500	6.125%, 11/21/17	15,343,385
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (g),
25,653	8.375%, 7/26/16	28,102,861
4,240	8.40%, 6/29/17	4,775,300
200	Credit Agricole S.A., 8.125%, 9/19/33 (k)	226,450
	Goldman Sachs Group, Inc.,
€10,000	0.669%, 5/23/16 (k)	13,390,984
$16,700	4.00%, 3/3/24	16,874,214
15,200	6.15%, 4/1/18	17,296,369
25,300	HBOS PLC, 6.75%, 5/21/18 (a)(c)	28,969,057
	Hypo Alpe-Adria-Bank International AG,
CHF 200	2.75%, 8/12/15	210,179
€600	4.25%, 10/31/16	748,819
600	4.375%, 1/24/17	746,186
	ICICI Bank Ltd.,
$5,900	4.75%, 11/25/16 (a)(c)	6,224,482
2,500	5.00%, 1/15/16	2,611,115
700	5.50%, 3/25/15	718,515
	JPMorgan Chase & Co.,
25,000	0.784%, 4/25/18 (k)	25,022,400
14,800	6.00%, 1/15/18	16,799,643
	Korea Development Bank,
7,500	3.875%, 5/4/17	7,969,973
3,950	4.00%, 9/9/16	4,185,657
900	Korea Exchange Bank, 4.875%, 1/14/16	946,347
€2,825	LBG Capital No. 1 PLC, 7.375%, 3/12/20	4,132,270
	LBG Capital No. 2 PLC,

£2,331	9.00%, 12/15/19	4,201,067
€4,380	15.00%, 12/21/19	8,996,437
£1,100	15.00%, 12/21/19	2,702,123
	Lloyds Bank PLC,
$3,604	7.50%, 6/27/24 (g)	3,793,210
177	9.875%, 12/16/21 (k)	208,196
€1,448	11.875%, 12/16/21 (k)	2,405,261
$29,300	12.00%, 12/16/24 (a)(b)(c)(g)(j) (acquisition cost—$29,319,500; purchased 12/15/09—6/18/10)	43,071,000
AUD 200	13.00%, 12/19/21 (k)	221,965
	Morgan Stanley,
€10,000	0.623%, 1/16/17 (k)	13,386,418
$2,800	5.375%, 10/15/15	2,953,283
9,500	5.50%, 7/28/21	10,824,262
5,000	5.55%, 4/27/17	5,525,845
100	5.75%, 1/25/21	115,569
900	5.95%, 12/28/17	1,020,183
3,700	6.625%, 4/1/18	4,282,280
500	QNB Finance Ltd., 3.125%, 11/16/15	514,795
5,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	5,976,000
	Sberbank of Russia Via SB Capital S.A.,
13,500	4.95%, 2/7/17 (a)(c)	13,483,125
10,300	5.40%, 3/24/17	10,428,750
	State Bank of India,
1,300	4.50%, 10/23/14	1,309,586
1,000	4.50%, 7/27/15 (a)(c)	1,030,214
	UBS AG,
€400	4.75%, 2/12/26 (k)	570,971
$582	5.875%, 12/20/17	661,898
200	7.25%, 2/22/22 (k)	218,450
2,050	Wachovia Corp., 5.75%, 2/1/18	2,325,493
	Wells Fargo & Co.,
4,700	3.45%, 2/13/23	4,661,126
19,217	7.98%, 3/15/18 (g)	21,888,163

		583,049,779

Biotechnology—0.1%
1,700	Amgen, Inc., 5.70%, 2/1/19	1,947,394

Capital Markets—0.3%
9,000	Blackstone CQP Holdco LP, 9.296%, 3/18/19 (a)(b)(c)(j) (acquisition cost—$9,180,000; purchased 6/25/14)	9,011,196

Computers—0.1%
1,800	International Business Machines Corp., 8.375%, 11/1/19	2,337,572

Diversified Financial Services—6.8%
€700	Banque PSA Finance S.A., 3.875%, 1/14/15	949,942
	Bear Stearns Cos. LLC,
$1,500	5.30%, 10/30/15	1,583,778
17,265	7.25%, 2/1/18	20,371,025
	Ford Motor Credit Co. LLC,
500	3.984%, 6/15/16	526,381
600	5.875%, 8/2/21	699,497
7,900	8.00%, 12/15/16	9,119,373
22,700	8.125%, 1/15/20	28,742,468
21,570	General Motors Financial Co., Inc., 4.25%, 5/15/23	21,273,413
€8,700	GMAC International Finance BV, 7.50%, 4/21/15	12,171,179
	International Lease Finance Corp. (a)(c),
$4,000	6.75%, 9/1/16	4,390,000
3,000	7.125%, 9/1/18	3,442,500
	Navient Corp.,
1,400	5.50%, 1/15/19	1,452,500
36,000	6.25%, 1/25/16	38,115,360
17,700	7.25%, 1/25/22	19,425,750
1,100	8.00%, 3/25/20	1,245,750
24,455	8.45%, 6/15/18	28,306,662
382	Preferred Term Securities XIII Ltd., 0.782%, 3/24/34 (a)(c)(k)	313,176

		192,128,754

Electric Utilities—1.6%
2,000	Consumers Energy Co., 5.15%, 2/15/17	2,191,238
5,000	DTE Energy Co., 6.35%, 6/1/16	5,492,180
14,200	Electricite de France S.A., 6.50%, 1/26/19 (a)(c)	16,804,195
300	Korea Hydro & Nuclear Power Co., Ltd., 3.125%, 9/16/15 (a)(c)	307,466
1,000	Majapahit Holding BV, 7.25%, 6/28/17	1,135,000
	Nevada Power Co.,
100	5.875%, 1/15/15	102,452
1,600	5.95%, 3/15/16	1,730,522
3,000	6.50%, 5/15/18	3,496,092
900	Nisource Finance Corp., 6.40%, 3/15/18	1,032,983
6,100	NRG Energy, Inc., 7.625%, 1/15/18	6,786,250

2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	3,182,422
1,900	Sierra Pacific Power Co., 6.00%, 5/15/16	2,075,039
983	Teco Finance, Inc., 6.572%, 11/1/17	1,123,448
41	W3A Funding Corp., 8.09%, 1/2/17	40,579

		45,499,866

Food & Beverage—0.2%
3,500	Anheuser-Busch Cos. LLC, 6.50%, 2/1/43	4,667,267
1,100	Tate & Lyle International Finance PLC, 6.625%, 6/15/16 (a)(c)	1,208,601

		5,875,868

Healthcare-Products—0.1%
1,700	Hospira, Inc., 6.05%, 3/30/17	1,871,227

Healthcare-Services—0.1%
3,200	HCA, Inc., 7.25%, 9/15/20	3,392,000

Holding Companies-Diversified—0.0%
	Hutchison Whampoa International Ltd.,
100	5.75%, 9/11/19	114,944
1,000	7.625%, 4/9/19	1,222,321

		1,337,265

Insurance—2.7%
	American International Group, Inc.,
3,000	4.875%, 6/1/22	3,324,741
4,600	5.05%, 10/1/15	4,835,824
2,000	5.45%, 5/18/17	2,219,730
900	5.60%, 10/18/16	988,484
30,600	5.85%, 1/16/18	34,683,845
£1,456	6.765%, 11/15/17	2,794,453
$21,450	8.25%, 8/15/18	26,419,579
600	Metlife Capital Trust IV, 7.875%, 12/15/67 (converts to FRN on 12/15/37) (a)(c)	762,000

		76,028,656

Investment Companies—0.1%
3,000	Temasek Financial I Ltd., 2.375%, 1/23/23 (a)(c)	2,881,770

Iron/Steel—0.7%
100	CSN Islands XI Corp., 6.875%, 9/21/19 (a)(c)	106,000
800	Gerdau Trade, Inc., 5.75%, 1/30/21 (a)(c)	852,000
13,189	GTL Trade Finance, Inc., 5.893%, 4/29/24 (a)(c)	13,630,831
	Vale Overseas Ltd.,
2,590	4.375%, 1/11/22	2,652,730
1,000	8.25%, 1/17/34	1,260,411

		18,501,972

Machinery-Construction & Mining—0.2%
5,700	Caterpillar Financial Services Corp., 7.15%, 2/15/19	6,937,994

Media—2.7%
	Comcast Corp.,
10,600	5.875%, 2/15/18	12,151,575
700	6.30%, 11/15/17	809,647
	CSC Holdings LLC,
7,850	7.625%, 7/15/18	8,958,812
810	7.875%, 2/15/18	922,388
7,500	8.625%, 2/15/19	8,840,625
	DISH DBS Corp.,
14,842	5.00%, 3/15/23	14,582,265
300	5.875%, 7/15/22	314,250
4,200	7.125%, 2/1/16	4,483,500
15,600	NBCUniversal Media LLC, 4.375%, 4/1/21	17,103,559
6,940	Time Warner Cable, Inc., 5.85%, 5/1/17	7,766,082

		75,932,703

Mining—0.9%
12,800	Anglo American Capital PLC, 4.125%, 9/27/22 (a)(c)	12,931,878
7,400	Glencore Finance Canada Ltd., 5.80%, 11/15/16 (a)(c)	8,111,288
5,000	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/7/20 (a)(c)	4,550,000

		25,593,166

Miscellaneous Manufacturing—2.1%
36,750	General Electric Co., 5.25%, 12/6/17	41,167,901
15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17	17,248,650

		58,416,551

Oil, Gas & Consumable Fuels—9.6%
300	Anadarko Petroleum Corp., 5.95%, 9/15/16	330,401
2,400	Canadian Natural Resources Ltd., 6.00%, 8/15/16	2,640,732
10,400	Canadian Oil Sands Ltd., 7.75%, 5/15/19 (a)(c)	12,698,774
	Ecopetrol S.A.,
14,650	5.875%, 9/18/23	16,513,480
32,270	7.625%, 7/23/19	39,055,090
2,000	Encana Corp., 5.90%, 12/1/17	2,265,046
	Gaz Capital S.A. for Gazprom,
6,500	6.212%, 11/22/16	6,887,400
1,300	6.51%, 3/7/22	1,352,650
14,000	8.146%, 4/11/18 (a)(c)	15,610,000
23,650	9.25%, 4/23/19	27,611,375
1,800	Halliburton Co., 6.15%, 9/15/19	2,133,605
1,000	Novatek Finance Ltd., 5.326%, 2/3/16 (a)(c)	1,023,750
1,000	Petrobras Global Finance BV, 6.25%, 3/17/24	1,055,300
	Petrobras International Finance Co.—Pifco,
300	5.875%, 3/1/18	325,347
17,500	7.875%, 3/15/19	20,230,000
	Petroleos de Venezuela S.A.,
31,290	5.25%, 4/12/17	26,518,275
12,300	5.50%, 4/12/37	7,072,500
18,600	8.50%, 11/2/17	17,400,300
	Petroleos Mexicanos,
18,700	5.50%, 1/21/21	20,768,407
500	5.75%, 12/15/15	526,875
7,500	8.00%, 5/3/19	9,176,250
2,328	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	2,540,648
	Ras Laffan Liquefied Natural Gas Co., Ltd. III,
1,400	5.50%, 9/30/14	1,410,710
1,120	5.832%, 9/30/16 (b)	1,191,400
3,000	6.75%, 9/30/19	3,626,250
1,800	Reliance Holdings USA, Inc., 4.50%, 10/19/20	1,889,642
	Rosneft Finance S.A.,
3,800	7.50%, 7/18/16 (a)(c)	4,032,750
17,850	7.50%, 7/18/16	18,943,313
3,900	Tullow Oil PLC, 6.00%, 11/1/20 (a)(c)	3,978,000

		268,808,270

Paper & Forest Products—0.4%
9,300	Georgia-Pacific LLC, 5.40%, 11/1/20 (a)(c)	10,657,605

Pharmaceuticals—0.1%
3,400	GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	3,877,700

Pipelines—3.0%
7,200	AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 8/7/18	8,334,000
2,900	DCP Midstream LLC, 5.375%, 10/15/15 (a)(b)(c)(j) (acquisition cost—$2,875,669; purchased 10/6/05)	3,022,191
	El Paso LLC,
1,789	7.00%, 6/15/17	1,981,317
13,900	7.25%, 6/1/18	15,707,000
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	5,315,885
2,100	Energy Transfer Partners L.P., 6.125%, 2/15/17	2,341,477
672	Kern River Funding Corp., 4.893%, 4/30/18 (a)(b)(c)(j) (acquisition cost—$672,218; purchased 4/28/03)	724,262
	Kinder Morgan Energy Partners L.P.,
5,000	3.95%, 9/1/22	5,034,125
5,800	6.00%, 2/1/17	6,442,246
9,200	Kinder Morgan Finance Co. LLC, 5.70%, 1/5/16	9,694,500
11,900	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 (a)(b)(c)(j) (acquisition cost—$11,879,413; purchased 9/9/09)	11,939,579
3,400	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(c)	3,442,500
1,700	Northwest Pipeline LLC, 7.00%, 6/15/16	1,888,216
100	Rockies Express Pipeline LLC, 5.625%, 4/15/20 (a)(c)	103,250
4,400	Southern Natural Gas Co. LLC, 5.90%, 4/1/17 (a)(b)(c)(j) (acquisition cost—$4,392,696; purchased 3/14/07)	4,945,138
1,950	Tennessee Gas Pipeline Co. LLC, 7.50%, 4/1/17	2,261,304
1,100	TransCanada PipeLines Ltd., 3.80%, 10/1/20	1,170,320

		84,347,310

Real Estate—0.1%
1,500	Qatari Diar Finance Co., 5.00%, 7/21/20	1,687,500

Real Estate Investment Trust—0.2%
5,000	Weyerhaeuser Co., 7.375%, 10/1/19	6,097,105

Retail—0.4%
12,500	Wal-Mart Stores, Inc., 3.30%, 4/22/24	12,557,263

Software—0.1%
1,800	Oracle Corp., 5.00%, 7/8/19	2,032,513

Telecommunications—5.7%
	America Movil S.A.B. de C.V.,
42,800	5.00%, 3/30/20	47,135,640
5,530	6.125%, 3/30/40	6,566,012
	AT&T, Inc.,
5,000	5.50%, 2/1/18	5,637,055
1,100	5.80%, 2/15/19	1,271,482
1,000	Axiata SPV1 Labuan Ltd., 5.375%, 4/28/20	1,108,355
3,400	Deutsche Telekom International Finance BV, 6.75%, 8/20/18	4,004,955
	Qtel International Finance Ltd.,
3,000	3.375%, 10/14/16 (a)(c)	3,138,450
4,500	5.00%, 10/19/25	4,837,500
7,300	5.00%, 10/19/25 (a)(c)	7,847,500
1,250	Qwest Corp., 6.50%, 6/1/17	1,408,983
	Verizon Communications, Inc.,
32,900	3.65%, 9/14/18	35,115,453
19,700	4.50%, 9/15/20	21,480,072
715	8.75%, 11/1/18	900,483
£10,400	Virgin Media Secured Finance PLC, 6.00%, 4/15/21	18,124,570

		158,576,510

Tobacco—0.3%
$1,400	Philip Morris International, Inc., 5.65%, 5/16/18	1,594,086
6,030	Reynolds American, Inc., 7.75%, 6/1/18	7,182,550

		8,776,636

Transportation—0.1%
1,800	Canadian National Railway Co., 5.55%, 3/1/19	2,066,258

	Total Corporate Bonds & Notes (cost-$1,610,660,074)	1,723,377,330

SOVEREIGN DEBT OBLIGATIONS—21.9%
Australia—0.2%
AUD 5,400	Queensland Treasury Corp., 6.00%, 9/14/17, Ser. 17	5,483,413

Brazil—1.7%
BRL 74,460	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21, Ser. F	30,329,735
	Brazilian Development Bank,
$11,700	3.375%, 9/26/16 (a)(c)	12,103,650
3,300	6.369%, 6/16/18	3,712,500

		46,145,885

Canada—0.4%
CAD 2,400	Province of Ontario Canada, 6.50%, 3/8/29	2,998,460
$7,800	Province of Quebec Canada, 3.50%, 7/29/20	8,304,363

		11,302,823

Colombia—0.1%
2,000	Colombia Government International Bond, 7.375%, 1/27/17	2,285,000

Greece—0.6%
	Hellenic Republic Government International Bond,
¥955,000	3.80%, 8/8/17	8,985,109
820,000	4.50%, 7/3/17	7,834,304

		16,819,413

Indonesia—0.1%
$3,100	Indonesia Government International Bond, 6.875%, 1/17/18	3,541,750

Italy—8.2%
€155,300	Italy Buoni Poliennali Del Tesoro, 4.75%, 6/1/17	231,051,167

Korea (Republic of)—0.4%
	Export-Import Bank of Korea,
$10,900	4.00%, 1/29/21	11,563,396
250	5.125%, 6/29/20	280,946

		11,844,342

Mexico—1.7%
MXN 539,648	Mexican Udibonos, 4.50%, 11/22/35, Ser. S (h)	48,857,803

Qatar—0.4%
	Qatar Government International Bond (a)(c),
$3,500	4.00%, 1/20/15	3,554,600
6,400	5.25%, 1/20/20	7,264,000

		10,818,600

Russia—0.1%
1,370	Russian Federation Bond, 7.50%, 3/31/30	1,553,580

South Africa—0.0%
300	South Africa Government International Bond, 6.875%, 5/27/19	345,624

Spain—8.0%
€161,500	Spain Government Bond, 2.10%, 4/30/17	224,949,688

	Total Sovereign Debt Obligations (cost—$619,015,976)	614,999,088

MUNICIPAL BONDS—6.6%
Arizona—0.1%
$2,000	Univ. of Arizona Rev., 6.423%, 8/1/35, Ser. A	2,279,780

California—4.7%
600	Bay Area Toll Auth. Rev., 6.263%, 4/1/49, Ser. F-2	803,478
15,000	Infrastructure & Economic Dev. Bank Rev., 6.486%, 5/15/49	18,287,100
	Los Angeles Cnty. Public Works Financing Auth. Rev.,
6,900	7.488%, 8/1/33	9,003,051
12,300	7.618%, 8/1/40	16,566,870
3,000	Los Angeles Department of Water & Power Rev., 5.516%, 7/1/27, Ser. C	3,589,080
300	Palomar Community College Dist., GO, 7.194%, 8/1/45, Ser. B-1	341,172
	State, GO,
800	4.85%, 10/1/14	806,192
400	6.20%, 10/1/19	477,244
1,500	6.65%, 3/1/22	1,864,710
3,150	7.55%, 4/1/39	4,683,861
18,100	7.60%, 11/1/40	27,192,173
12,000	7.70%, 11/1/30	14,877,840
27,250	7.95%, 3/1/36	33,237,643

		131,730,414

Illinois—0.4%
10,100	Chicago Transit Auth. Rev., 6.20%, 12/1/40, Ser. B	11,664,086

New York—0.3%
	New York City Transitional Finance Auth. Rev.,
400	4.325%, 11/1/21	439,156
800	4.525%, 11/1/22	881,072
200	5.932%, 11/1/36	224,772
	State Dormitory Auth. Rev.,
4,500	5.00%, 3/15/27, Ser. A	5,190,390
1,600	5.289%, 3/15/33, Ser. H	1,835,424

		8,570,814

Ohio—0.4%
	American Municipal Power, Inc. Rev.,
3,600	5.939%, 2/15/47	4,334,400
4,200	Comb Hydroelectric Projects, 7.834%, 2/15/41, Ser. B	6,059,634

		10,394,034

Texas—0.7%
18,960	Texas Municipal Gas Acquisition & Supply Corp III, 5.00%, 12/15/25	20,817,890

	Total Municipal Bonds (cost—$158,440,712)	185,457,018

MORTGAGE-BACKED SECURITIES—3.3%
4,306	Banc of America Commercial Mortgage Trust, 5.889%, 7/10/44, CMO (k)	4,618,738
130	Banc of America Funding Trust, 2.98%, 1/20/47, CMO (k)	101,357
758	BCAP LLC Trust, 0.325%, 9/26/35, CMO (a)(c)(k)	747,861
	Bear Stearns Adjustable Rate Mortgage Trust, CMO (k),
60	2.483%, 5/25/34	56,997
78	2.523%, 10/25/33	78,876
182	2.528%, 3/25/35	185,125
1,061	Bear Stearns ALT-A Trust, 2.601%, 2/25/36, CMO (k)	735,838
	Bear Stearns Commercial Mortgage Securities Trust, CMO,
1,539	5.54%, 9/11/41	1,647,407
7,500	5.694%, 6/11/50 (k)	8,300,355

	Citigroup Mortgage Loan Trust, Inc., CMO (k),
383	2.20%, 9/25/35	386,522
345	2.28%, 9/25/35	347,557
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
8,000	5.30%, 1/15/46 (k)	8,403,452
4,400	5.322%, 12/11/49	4,761,761
€163	Cordusio RMBS SRL, 0.349%, 6/30/35, CMO (k)	214,885
	Countrywide Alternative Loan Trust, CMO (k),
$1,647	0.345%, 11/25/46	1,318,658
508	0.355%, 5/25/36	425,751
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO (k),
243	0.475%, 3/25/35	187,405
50	2.627%, 8/25/34	44,743
2,600	Credit Suisse Commercial Mortgage Trust, 5.311%, 12/15/39, CMO	2,797,326
13	Credit Suisse First Boston Mortgage Securities Corp., 2.245%, 7/25/33, CMO (k)	13,296
5,784	Credit Suisse Mortgage Capital Certificates Mortgage-Backed Trust, 5.702%, 6/15/39, CMO (k)	6,249,737
	Downey Savings & Loan Assoc. Mortgage Loan Trust, CMO (k),
1,708	0.416%, 8/19/45	1,570,090
1,027	2.56%, 7/19/44	1,031,853
2,946	Greenpoint Mortgage Funding Trust, 0.385%, 6/25/45, CMO (k)	2,558,677
10	Greenpoint Mortgage Pass-Through Certificates, 2.795%, 10/25/33, CMO (k)	9,715
	GSR Mortgage Loan Trust, CMO (k),
61	1.866%, 3/25/33	60,961
1,305	2.653%, 9/25/35	1,327,130
571	2.658%, 9/25/35	577,084
	Harborview Mortgage Loan Trust, CMO (k),
244	0.346%, 1/19/38	213,131
409	0.496%, 6/20/35	397,784
136	2.482%, 5/19/33	137,756
	HomeBanc Mortgage Trust, CMO (k),
2,457	0.415%, 1/25/36	2,112,115
276	4.959%, 4/25/37	226,658
	JPMorgan Chase Commercial Mortgage Securities Trust, CMO,
1,000	5.336%, 5/15/47	1,079,970
6,254	5.42%, 1/15/49	6,794,019
2,166	5.44%, 6/12/47	2,350,218
	JPMorgan Mortgage Trust, CMO (k),
78	1.99%, 11/25/33	77,911
1,024	2.649%, 7/25/35	1,056,307
70	2.813%, 2/25/35	69,679
732	5.23%, 7/25/35	746,524
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO,
1,200	5.172%, 12/12/49	1,288,208
1,600	5.883%, 8/12/49 (k)	1,765,880
	Morgan Stanley Re-Remic Trust, CMO (a)(c)(k),
2,961	5.803%, 8/12/45	3,254,763
1,306	5.803%, 8/15/45	1,432,748
127	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO (a)(c)(e)(k)	253
	RBSSP Resecuritization Trust, CMO (a)(c)(k),
574	0.432%, 5/26/37	564,837
4,769	0.654%, 9/26/34	4,417,126
3,878	0.654%, 3/26/36	3,782,371
4,122	0.654%, 4/26/37	3,853,897
1,301	Residential Accredit Loans, Inc., zero coupon, 4/25/46, CMO (k)	663,854
111	Structured Adjustable Rate Mortgage Loan Trust, 2.47%, 2/25/34, CMO (k)	112,657
592	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 5.25%, 9/25/34, CMO	599,865
	Wachovia Bank Commercial Mortgage Trust, CMO,
88	0.232%, 6/15/20 (a)(c)(k)	87,574
700	5.416%, 1/15/45 (k)	739,498
1,300	5.678%, 5/15/46	1,428,122
	WaMu Mortgage Pass-Through Certificates, CMO (k),
171	0.465%, 1/25/45	169,438
1,814	0.525%, 11/25/34	1,753,353
1,018	1.118%, 2/25/46	973,945
537	Wells Fargo Mortgage-Backed Securities Trust, 2.615%, 3/25/36, CMO (k)	491,465

	Total Mortgage-Backed Securities (cost—$75,717,972)	91,401,083

U.S. GOVERNMENT AGENCY SECURITIES—1.2%
	Fannie Mae,
793	1.865%, 5/1/35, MBS (k)	842,943
1	1.917%, 8/25/18, CMO (k)	1,489
2,231	2.25%, 11/1/35, MBS (k)	2,401,650
3	2.575%, 2/1/18, MBS (k)	2,604
2	4.095%, 4/1/17, MBS (k)	1,760
612	4.50%, 3/1/29—11/1/41, MBS	661,761
	Freddie Mac, MBS,
—(f)	1.95%, 6/1/30 (k)	294
5	2.00%, 12/1/18 (k)	5,573
224	6.50%, 1/1/38—10/1/38	252,784
8	Ginnie Mae, 1.625%, 1/20/22, MBS (k)	8,672

	Small Business Administration Participation Certificates, ABS,
2,019	4.77%, 4/1/24	2,141,701
15,209	5.32%, 1/1/27	16,910,777
10,786	5.70%, 8/1/26	11,937,300

	Total U.S. Government Agency Securities (cost—$31,986,621)	35,169,308

ASSET-BACKED SECURITIES—0.6%
100	Ameriquest Mortgage Securities Trust, 0.545%, 3/25/36 (k)	84,939
	Bear Stearns Asset-Backed Securities I Trust (k),
1,728	0.355%, 12/25/36	1,629,180
1,000	0.562%, 12/25/35	958,505
476	1.155%, 10/25/37	447,040
1,135	BNC Mortgage Loan Trust, 0.255%, 5/25/37 (k)	1,090,636
	Conseco Financial Corp.,
199	6.22%, 3/1/30	212,416
3,350	6.53%, 2/1/31 (k)	3,376,579
1,500	First Franklin Mortgage Loan Trust, 0.645%, 9/25/35 (k)	1,381,770
1,208	First NLC Trust, 0.86%, 12/25/35 (k)	1,147,942
841	Home Equity Asset Trust, 1.355%, 10/25/33 (k)	786,002
3	Keystone Owner Trust, 9.00%, 1/25/29 (a)(b)(c)(e)(j) (acquisition cost—$1,680; purchased 11/21/00)	1,359
226	Merrill Lynch Mortgage Investors Trust, 0.275%, 2/25/37 (k)	107,553
500	Morgan Stanley ABS Capital I, Inc. Trust, 0.585%, 9/25/35 (k)	435,322
170	Morgan Stanley Mortgage Loan Trust, 0.515%, 4/25/37 (k)	93,506
1,000	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, 0.745%, 9/25/35 (k)	809,061
142	Popular ABS Mortgage Pass-Through Trust, 0.245%, 6/25/47 (k)	137,059
214	Residential Asset Mortgage Products, Inc., 1.805%, 11/25/34 (k)	203,023
1,000	Structured Asset Investment Loan Trust, 0.845%, 6/25/35 (k)	966,180
	Structured Asset Securities Corp. Mortgage Loan Trust (k),
1,000	0.495%, 2/25/36	844,662
1,200	0.605%, 11/25/35	1,042,790
	Wells Fargo Home Equity Asset-Backed Securities Trust (k),
1,500	0.745%, 11/25/35	1,308,883
486	0.855%, 10/25/34	462,512

	Total Asset-Backed Securities (cost—$16,114,768)	17,526,919

U.S. TREASURY OBLIGATIONS—0.4%
12,030	U.S. Treasury Notes, 1.50%, 2/28/19 (i) (cost—$12,051,287)	11,935,071

SHORT-TERM INVESTMENTS—4.6%
U.S. Government Agency Securities (l)—2.2%
	Fannie Mae Discount Notes,
2,000	0.081%, 11/17/14	1,999,580
10,000	0.096%, 1/20/15	9,996,420
12,100	0.101%, 3/2/15	12,093,974
3,300	0.107%, 3/16/15	3,298,126
4,700	0.112%, 3/2/15	4,697,500
8,400	0.142%, 6/1/15	8,391,273
	Federal Home Loan Bank Discount Notes,
200	0.079%, 11/5/14	199,963
11,900	0.173%, 7/31/15	11,880,746
	Freddie Mac Discount Notes,
3,500	0.107%, 3/17/15	3,498,005
2,700	0.122%, 5/27/15	2,697,197
600	0.132%, 6/9/15	599,360
3,200	0.152%, 7/10/15	3,195,123

	Total U.S. Government Agency Securities (cost—$62,542,093)	62,547,267

Certificate of Deposit—1.3%
35,400	Intesa Sanpaolo SpA, 1.614%, 4/11/16 (k) (cost—$35,400,000)	35,756,407

U.S. Treasury Obligations (i)(l)- 1.0%
26,955	U.S. Treasury Bills, 0.025%-0.064%, 8/21/14-12/26/14 (cost—$26,953,903)	26,954,047

Repurchase Agreements—0.1%
2,250	State Street Bank and Trust Co., dated 7/31/14, 0.00%, due 8/1/14, proceeds $2,250,000; collateralized by U.S. Treasury Notes, 0.875%, due 5/15/17, valued at $2,295,000 including accrued interest (cost—$2,250,000)	2,250,000

	Total Short-Term Investments (cost—$127,145,996)	127,507,721

	Total Investments, before options written (cost—$2,651,133,406) (n)—100.0%	2,807,373,538

Notional Amount (000s)
OPTIONS WRITTEN (m)—(0.0)%
Call Options—(0.0)%
	U.S. Dollar versus Indian Rupee, (OTC),
138,000	strike price $62.60, expires 9/17/14		(471,132)
45,000	strike price $62.909, expires 9/17/14		(121,140)

			(592,272)

Put Options—(0.0)%
	U.S. Dollar versus Japanese Yen, (OTC),
27,000	strike price $99.00, expires 8/15/14		(891)
66,900	strike price $100.15, expires 9/3/14		(48,770)
77,700	strike price $99.00, expires 9/11/14		(37,374)

			(87,035)

	Total Options Written (premiums received-$2,293,352)		(679,307)

	Total Investments, net of options written (cost—$2,648,840,054)	100.0%	2,806,694,231
	Other assets less other liabilities	—	1,026,568

	Net Assets	100.0%	$2,807,720,799

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $365,284,934, representing 13.0% of net assets.
(b)	Illiquid.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	In default.
(e)	Fair-Valued—Securities with an aggregate value of $1,612, representing less than 0.05% of net assets.
(f)	Principal amount less than $500.
(g)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(h)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(i)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(j)	Restricted. The aggregate acquisition cost of such securities is $58,321,176. The aggregate value is $72,714,725, representing 2.6% of net assets.
(k)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on July 31, 2014.
(l)	Rates reflect the effective yields at purchase date.
(m)	Non-income producing.
(n)	At July 31, 2014, the cost basis of portfolio securities (before options written) for federal income tax purposes was $2,651,133,406. Gross unrealized appreciation was $173,691,657; gross unrealized depreciation was $17,451,525; and net unrealized appreciation was $156,240,132. The difference between book and tax cost was attributable to wash sale loss deferrals and sale-buyback adjustments.

(o)	Futures contracts outstanding at July 31, 2014:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	10-Year U.S. Treasury Note Futures	2,634	$328,221	9/19/14	$731,606
	5-Year U.S. Treasury Note Futures	1,826	216,994	9/30/14	(1,353,012)
	Financial Futures Euro-90 day	5,258	1,306,416	6/15/15	(634,497)
Short:	90-Day EURIBOR Futures	(690)	(346)	12/15/14	193,605

					$(1,062,298)

(p)	Transactions in options written for the nine months ended July 31, 2014:

	Contracts	Notional Amount (000s)	Notional Amount (000s)	Premiums
Options outstanding, October 31, 2013	268	$1,408,800	€912,000	$5,860,876
Options written	563	2,523,800	—	9,535,139
Options terminated in closing transactions	—	(2,185,300)	—	(2,696,845)
Options expired	(831)	(1,392,700)	(456,000)	(9,537,149)
Options exercised	—	—	(456,000)	(868,669)

Options outstanding, July 31, 2014	—	$354,600	€—	$2,293,352

(q)	Credit default swap agreements outstanding at July 31, 2014:

OTC sell protection swap agreements(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(3)	Credit Spread(2)	Termination Date	Payments Received	Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
China Government International Bond	$2,000	0.28%	9/20/16	1.00%	$33,257	$10,371	$22,886
Barclays Bank:
Ally Financial, Inc.	20,500	1.72%	3/20/20	5.00%	3,559,179	3,478,114	81,065
China Government International Bond	28,800	0.16%	9/20/15	1.00%	313,043	271,505	41,538
China Government International Bond	6,000	0.28%	9/20/16	1.00%	99,774	31,114	68,660
Dow Jones CDX.EM-15 5-Year Index	5,700	2.99%	6/20/16	5.00%	243,182	769,500	(526,318)
BNP Paribas:
China Government International Bond	17,500	0.16%	9/20/15	1.00%	190,218	161,043	29,175
General Electric	900	0.25%	9/20/15	1.00%	8,832	(45,701)	54,533
Teck Resources Ltd.	800	1.19%	3/20/19	1.00%	(5,663)	(23,419)	17,756
Citigroup:
China Government International Bond	6,300	0.16%	9/20/15	1.00%	68,478	58,011	10,467
United Kingdom Gilt	16,200	0.04%	6/20/15	1.00%	157,993	132,275	25,718
United Kingdom Gilt	33,500	0.06%	6/20/16	1.00%	636,166	415,748	220,418
Credit Suisse First Boston:
China Government International Bond	4,700	0.12%	3/20/15	1.00%	32,110	51,098	(18,988)
United Kingdom Gilt	13,000	0.04%	9/20/15	1.00%	158,171	133,971	24,200
Deutsche Bank:
Ally Financial, Inc.	10,000	1.72%	3/20/20	5.00%	1,736,185	1,809,445	(73,260)
BP Capital Markets	€4,000	0.56%	12/20/18	1.00%	108,385	106,215	2,170
France Government International Bond	$3,800	0.13%	9/20/15	0.25%	6,461	(138,576)	145,037
France Government International Bond	31,100	0.16%	3/20/16	0.25%	52,701	(1,104,012)	1,156,713
Goldman Sachs:
Brazilian Government International Bond	1,200	1.18%	3/20/18	1.00%	(6,283)	(14,522)	8,239
California State Municipal Bond	3,300	0.37%	12/20/18	1.63%	182,976	—	182,976

California State Municipal Bond	25,000	0.37%	12/20/18	1.65%	1,408,028	—	1,408,028
China Government International Bond	25,000	0.75%	6/20/19	1.00%	319,142	370,188	(51,046)
El Paso Corp.	350	0.34%	9/20/14	5.00%	4,349	(27,125)	31,474
France Government International Bond	25,900	0.16%	3/20/16	0.25%	43,889	(866,475)	910,364
HSBC Bank:
China Government International Bond	6,200	0.16%	9/20/15	1.00%	67,391	57,090	10,301
China Government International Bond	3,000	0.16%	9/20/15	1.00%	32,609	(41,619)	74,228
JPMorgan Chase:
Brazilian Government International Bond	12,000	1.11%	12/20/17	1.00%	(30,437)	—	(30,437)
China Government International Bond	22,000	0.12%	3/20/15	1.00%	150,306	254,939	(104,633)
China Government International Bond	50,000	0.75%	6/20/19	1.00%	638,283	740,187	(101,904)
France Government International Bond	4,900	0.13%	9/20/15	0.25%	8,332	(171,695)	180,027
Newmont Mining Corp.	1,600	0.92%	12/20/18	1.00%	7,037	(110,946)	117,983
Morgan Stanley:
China Government International Bond	17,200	0.16%	9/20/15	1.00%	186,958	137,396	49,562
China Government International Bond	25,000	0.75%	6/20/19	1.00%	319,142	370,188	(51,046)
France Government International Bond	22,300	0.19%	9/20/16	0.25%	37,638	(1,052,989)	1,090,627
Royal Bank of Scotland:
China Government International Bond	41,500	0.16%	9/20/15	1.00%	451,088	379,144	71,944

					$11,218,920	$6,140,463	$5,078,457

Centrally cleared sell protection swap agreements(1):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(3)	Credit Spread(2)	Termination Date	Payments Received	Value(4)	Unrealized Depreciation
Credit Suisse First Boston (ICE):
Dow Jones CDX.HY-22 5-Year Index	$5,940	3.42%	6/20/19	5.00%	$431,317	$(53,387)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	This represents the maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2014 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(r)	Interest rate swap agreements outstanding at July 31, 2014:

OTC swap agreements:

	Notional Amount (000s)		Termination Date	Rate Type		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty				Payments Made	Payments Received
Barclays Bank	MXN	750,000	9/13/17	28-Day Mexico Interbank TIIE Banxico	5.50%	$1,809,800	$143,088	$1,666,712
Barclays Bank		91,800	4/9/19	28-Day Mexico Interbank TIIE Banxico	7.78%	824,579	3,208	821,371
Deutsche Bank	BRL	100	1/2/15	BRL-CDI-Compounded	7.62%	(1,359)	(246)	(1,113)
Deutsche Bank	AUD	188,640	12/15/15	6-Month Australian Bank Bill	5.00%	5,869,008	(2,459,889)	8,328,897
HSBC Bank	MXN	2,250,000	9/6/16	28-Day Mexico Interbank TIIE Banxico	5.60%	6,016,711	666,135	5,350,576
Morgan Stanley		1,500,000	9/6/16	28-Day Mexico Interbank TIIE Banxico	5.60%	4,011,142	373,129	3,638,013

						$18,529,881	$(1,274,575)	$19,804,456

Centrally cleared swap agreements:

	Notional			Rate Type			Unrealized
Broker (Exchange)	Amount (000s)		Termination Date	Payments Made	Payments Received	Value	Appreciation (Depreciation)
Barclays Bank (CME)		€445,000	3/14/15	0.40%	3-Month USD-LIBOR	$(1,444,633)	$(597,320)
Credit Suisse First Boston (CME)	MXN	258,000	9/13/17	3-Month MXN-LIBOR	5.50%	630,549	(24,991)
Credit Suisse First Boston (CME)		€4,000	9/16/19	6-Month EUR-EURIBOR	4.00%	1,077,657	475,059
Credit Suisse First Boston (CME)		¥7,920,000	9/18/23	1.00%	6-Month JPY-LIBOR	(3,105,804)	(1,424,175)
Deutsche Bank (CME)		€5,300	3/14/15	0.40%	3-Month USD-LIBOR	(17,206)	(7,603)
Goldman Sachs (CME)		5,700	3/14/15	0.40%	3-Month USD-LIBOR	(18,505)	(6,751)
Goldman Sachs (CME)		$25,700	12/18/23	3.00%	3-Month USD-LIBOR	(888,056)	(443,960)
Goldman Sachs (CME)	MXN	1,300,000	4/26/24	3-Month MXN-LIBOR	6.30%	1,214,133	(313,816)
Goldman Sachs (CME)		$211,700	12/18/43	3.50%	3-Month USD-LIBOR	(9,312,006)	(22,941,346)
Morgan Stanley (CME)		57,600	6/19/43	2.75%	3-Month USD-LIBOR	5,974,703	1,990,672

						$(5,889,168)	$(23,294,231)

(s)	Forward foreign currency contracts outstanding at July 31, 2014:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value July 31, 2014	Unrealized Appreciation (Depreciation)
Purchased:
48,437,000 Australian Dollar settling 8/5/14	JPMorgan Chase	$45,554,058	$45,012,494	$(541,564)
91,757,269 Brazilian Real settling 8/4/14	Barclays Bank	41,054,706	40,443,975	(610,731)
95,652,269 Brazilian Real settling 8/4/14	JPMorgan Chase	42,185,882	42,160,780	(25,102)
3,895,000 Brazilian Real settling 8/4/14	Morgan Stanley	1,742,924	1,716,804	(26,120)
463,530,000 Euro settling 8/5/14	Citigroup	622,984,320	620,691,876	(2,292,444)
1,699,600,000 Japanese Yen settling 8/5/14	UBS	16,508,985	16,522,721	13,736
17,422,000 Mexican Peso settling 12/18/14	Barclays Bank	1,333,089	1,305,234	(27,855)
602,252,404 Mexican Peso settling 12/18/14	BNP Paribas	45,866,670	45,119,982	(746,688)
53,346,000 Mexican Peso settling 12/18/14	Deutsche Bank	4,066,006	3,996,614	(69,392)
61,117,110 Mexican Peso settling 8/25/14	Goldman Sachs	4,639,750	4,615,865	(23,885)
13,678,000 Mexican Peso settling 10/22/14	Goldman Sachs	1,048,726	1,028,793	(19,933)
1,040,000 Norwegian Krone settling 8/13/14	Deutsche Bank	175,300	165,385	(9,915)
1,602,000 Polish Zloty settling 10/30/14	Barclays Bank	518,824	510,641	(8,183)
Sold:
48,195,000 Australian Dollar settling 8/5/14	Deutsche Bank	45,348,748	44,787,604	561,144
242,000 Australian Dollar settling 8/5/14	HSBC Bank	228,459	224,891	3,568
48,437,000 Australian Dollar settling 9/3/14	JPMorgan Chase	45,463,298	44,922,311	540,987
91,757,269 Brazilian Real settling 8/4/14	Barclays Bank	40,468,055	40,443,975	24,080
91,757,269 Brazilian Real settling 9/3/14	Barclays Bank	40,706,831	40,089,147	617,684
95,652,269 Brazilian Real settling 8/4/14	JPMorgan Chase	42,341,812	42,160,780	181,032
3,895,000 Brazilian Real settling 8/4/14	Morgan Stanley	1,717,826	1,716,804	1,022
12,284,000 British Pound settling 9/11/14	Bank of America	20,792,758	20,732,701	60,057
1,011,000 British Pound settling 9/11/14	Barclays Bank	1,696,973	1,706,347	(9,374)
463,530,000 Euro settling 9/3/14	Citigroup	623,019,085	620,748,247	2,270,838
338,353,000 Euro settling 8/5/14	Credit Suisse First Boston	461,608,231	453,073,066	8,535,165
124,110,000 Euro settling 8/5/14	Deutsche Bank	168,709,700	166,190,039	2,519,661
3,388,000 Euro settling 9/3/14	Deutsche Bank	4,541,563	4,537,128	4,435
1,067,000 Euro settling 8/5/14	Goldman Sachs	1,449,375	1,428,771	20,604
1,699,600,000 Japanese Yen settling 8/5/14	JPMorgan Chase	16,738,956	16,522,721	216,235
1,699,600,000 Japanese Yen settling 9/3/14	UBS	16,511,551	16,525,456	(13,905)
201,000 Swiss Franc settling 8/13/14	Barclays Bank	224,389	221,195	3,194

				$11,148,351

(t)	At July 31, 2014, the Portfolio held $41,875,000 in cash as collateral and pledged cash collateral of $191,169 for derivative contracts. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy.
(u)	The weighted average daily balance of reverse repurchase agreements during the nine months ended July 31, 2014 was $247,953,494, at a weighted average interest rate of 0.08%. There were no open reverse repurchase agreements at July 31, 2014.
(v)	The weighted average borrowing for sale-buybacks during the nine months ended July 31, 2014 was $487,248,330 at a weighted average interest rate of 0.11%. There were no open sale-buybacks at July 31, 2014.

Glossary:

ABS—Asset-Backed Securities

AUD—Australian Dollar

BRL—Brazilian Real

£—British Pound

CAD—Canadian Dollar

CDI—Inter-Bank Deposit Certificate

CDX.EM—Credit Derivatives Index Emerging Markets

CDX.HY—Credit Derivatives Index High Yield

CHF—Swiss Franc

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

EUR/€—Euro

EURIBOR—Euro Inter-Bank Offered Rate

FRN—Floating Rate Note

GO—General Obligation Bond

ICE—Intercontinental Exchange

JPY/¥—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by MBIA Insurance Corp.

MBS—Mortgage-Backed Securities

MXN—Mexican Peso

OTC—Over-the-Counter

RMBS—Residential Mortgage-Backed Security

TIIE—Inter-Bank Equilibrium Interest Rate

Schedule of Investments

Fixed Income SHares: Series LD

July 31, 2014 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—102.9%
Airlines—2.1%
$100	American Airlines, Inc., 7.50%, 3/15/16 (a)(c)(d)	$104,257
75	United Airlines, Inc., 6.75%, 9/15/15 (a)(c)	75,469

		179,726

Auto Manufacturers—2.2%
	Hyundai Capital America,
50	1.45%, 2/6/17 (a)(c)	50,027
40	1.625%, 10/2/15 (a)(c)	40,304
100	2.125%, 10/2/17 (f)	101,227

		191,558

Banking—26.0%
100	Ally Financial, Inc., 2.75%, 1/30/17	99,250
200	Banco Bradesco S.A., 4.50%, 1/12/17 (a)(c)(f)	210,500
150	Banco Santander Chile, 3.75%, 9/22/15	154,717
75	Bank of America Corp., 6.50%, 8/1/16 (f)	82,678
95	CIT Group, Inc., 4.25%, 8/15/17	98,088
	DBS Bank Ltd. (a)(c),
100	0.844%, 7/15/21 (h)	98,250
50	5.00%, 11/15/19 (converts to FRN on 11/15/14)	50,453
	Eksportfinans ASA,
50	2.375%, 5/25/16	50,273
100	5.50%, 5/25/16	106,100
200	Hana Bank, 1.375%, 2/5/16 (a)(c)(f)	200,899
100	Hypothekenbank Frankfurt AG, 0.101%, 9/20/17 (h)	98,499
	Hypothekenbank Frankfurt International S.A.,
100	0.101%, 3/20/17 (h)	96,007
100	5.125%, 1/21/16	105,085
200	Kookmin Bank, 1.11%, 1/27/17 (a)(c)(f)(h)	201,178
100	Korea Development Bank, 3.25%, 3/9/16 (f)	103,564
100	Korea Finance Corp., 3.25%, 9/20/16 (f)	104,374
75	Macquarie Bank Ltd., 2.00%, 8/15/16 (a)(c)	76,279
	Royal Bank of Scotland PLC,
100	0.934%, 4/11/16 (h)	99,875
100	5.00%, 5/17/15	102,349
100	Woori Bank Co., Ltd., 4.75%, 1/20/16 (f)	105,452

		2,243,870

Biotechnology—1.1%
95	Amgen, Inc., 2.125%, 5/15/17 (f)	97,069

Building Materials—3.3%
100	Masco Corp., 6.125%, 10/3/16	109,513
	USG Corp.,
95	6.30%, 11/15/16	100,463
75	8.375%, 10/15/18 (a)(c)	78,525

		288,501

Diversified Financial Services—13.8%
95	American Express Credit Corp., 2.80%, 9/19/16 (f)	98,742
75	Bear Stearns Cos. LLC, 0.617%, 11/21/16 (h)	74,974
78	General Electric Capital Corp., 0.551%, 12/20/16 (h)	77,848
75	General Motors Financial Co., Inc., 2.75%, 5/15/16	75,984
145	HSBC Finance Corp., 5.50%, 1/19/16 (f)	154,686
	International Lease Finance Corp.,
125	5.75%, 5/15/16	131,016
50	8.625%, 9/15/15	53,313
180	LeasePlan Corp. NV, 2.50%, 5/16/18 (a)(b)(c)(f)(g) (acquisition cost—$178,366; purchased 1/29/14)	181,837
100	Macquarie Group Ltd., 3.00%, 12/3/18 (a)(c)	102,519
150	Navient Corp., 6.25%, 1/25/16	158,814
75	Vesey Street Investment Trust I, 4.404%, 9/1/16 (f)	79,758

		1,189,491

Electric Utilities—5.1%
30	Electricite de France S.A., 0.694%, 1/20/17 (a)(c)(h)	30,100
200	FirstEnergy Corp., 2.75%, 3/15/18	201,324
200	Korea Western Power Co., Ltd., 3.125%, 5/10/17 (f)	207,686

		439,110

Electronics—1.1%
95	Thermo Fisher Scientific, Inc., 3.20%, 3/1/16 (f)	98,401

Healthcare-Services—3.1%
	HCA, Inc.,
80	6.50%, 2/15/16	85,400
75	7.19%, 11/15/15	79,875
100	Universal Health Services, Inc., 3.75%, 8/1/19 (a)(b)(c)(g) (acquisition cost—$100,000; purchased 7/29/14)	99,125

		264,400

Insurance—0.3%
22	American International Group, Inc., 2.375%, 8/24/15	22,373

Iron/Steel—1.2%
100	Glencore Funding LLC, 1.70%, 5/27/16 (a)(b)(c)(f)(g) (acquisition cost—$100,283; purchased 2/4/14)	100,747

Lodging—3.7%
115	MGM Resorts International, 6.625%, 7/15/15	120,117
200	Wynn Macau Ltd., 5.25%, 10/15/21 (a)(c)	200,500

		320,617

Media—1.9%
25	Comcast Corp., 5.90%, 3/15/16	27,087
	DISH DBS Corp.,
50	7.125%, 2/1/16	53,375
80	7.75%, 5/31/15	84,000

		164,462

Oil, Gas & Consumable Fuels—13.2%
90	Anadarko Petroleum Corp., 5.95%, 9/15/16 (f)	99,120
100	Devon Energy Corp., 1.875%, 5/15/17 (f)	101,481
150	KazMunayGas National Co. JSC, 11.75%, 1/23/15	157,566
200	Korea National Oil Corp., 4.00%, 10/27/16 (f)	211,917
100	Petrobras Global Finance BV, 1.849%, 5/20/16 (f)(h)	100,509
150	Plains Exploration & Production Co., 6.125%, 6/15/19 (f)	166,875
200	Sinopec Group Overseas Development 2012 Ltd., 2.75%, 5/17/17 (a)(c)(f)	205,709
90	Transocean, Inc., 5.05%, 12/15/16 (f)	97,468

		1,140,645

Pharmaceuticals—4.6%
	Express Scripts Holding Co.,
100	2.25%, 6/15/19 (f)	99,125
95	3.125%, 5/15/16	98,751
100	McKesson Corp., 0.63%, 9/10/15 (f)(h)	100,202
100	Mylan, Inc., 2.60%, 6/24/18	101,606

		399,684

Pipelines—3.9%
150	Enbridge, Inc., 0.678%, 6/2/17 (f)(h)	150,398
30	Kinder Morgan Energy Partners L.P., 6.00%, 2/1/17	33,322
150	Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)(c)	150,750

		334,470

Real Estate Investment Trust—2.0%
150	Weyerhaeuser Co., 6.95%, 8/1/17 (f)	172,552

Software—1.8%
150	Oracle Corp., 0.743%, 10/8/19 (f)(h)	150,799

Telecommunications—9.2%
200	KT Corp., 2.625%, 4/22/19 (b)(f)	199,836
50	Orange S.A., 2.75%, 2/6/19	51,158
200	SK Telecom Co., Ltd., 2.125%, 5/1/18 (a)(c)(f)	199,737
100	Sprint Communications, Inc., 6.00%, 12/1/16	108,187
125	Telefonica Emisiones s.A.u., 3.729%, 4/27/15 (f)	127,624
100	Verizon Communications, Inc., 2.50%, 9/15/16 (f)	103,272

		789,814

Tobacco—2.1%
150	Reynolds American, Inc., 7.75%, 6/1/18 (f)	178,670

Transportation—1.2%
100	Kansas City Southern de Mexico S.A. De C.V., 0.935%, 10/28/16 (h)	100,386

	Total Corporate Bonds & Notes (cost-$8,847,235)	8,867,345

MORTGAGE-BACKED SECURITIES—21.2%
100	BAMLL Commercial Mortgage Securities Trust, 1.00%, 6/15/28, CMO (a)(c)(h)	100,270
30	Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.933%, 7/10/45, CMO	30,886
	BCAP LLC Trust, CMO (a)(c)(h),
99	0.315%, 3/26/37	97,018
54	2.576%, 7/26/36	54,925
10	Citigroup Mortgage Loan Trust, Inc., 6.00%, 2/25/37, CMO (a)(c)	9,900
30	Credit Suisse Commercial Mortgage Trust, 5.311%, 12/15/39, CMO	32,277
136	Credit Suisse Mortgage Capital Certificates, 2.57%, 9/27/36, CMO (a)(c)(h)	136,926
	JPMorgan Mortgage Trust, CMO (h),
23	2.419%, 9/25/34	23,230
129	2.49%, 2/25/34	134,112
758	2.685%, 4/25/35	767,397
29	JPMorgan Resecuritization Trust, 2.125%, 7/27/37, CMO (a)(c)(h)	29,331
34	Morgan Stanley Mortgage Loan Trust, 2.462%, 11/25/34, CMO (h)	34,186
117	Residential Accredit Loans, Inc., 0.595%, 6/25/34, CMO (h)	116,338
29	Structured Asset Securities Corp. Mortgage Loan Trust, 0.755%, 10/25/27, CMO (h)	28,606
90	Thornburg Mortgage Securities Trust, 2.248%, 4/25/45, CMO (h)	91,248
€32	Vulcan European Loan Conduit No 28 Ltd., 0.615%, 5/15/17 (h)	41,750
$22	Wachovia Bank Commercial Mortgage Trust, 5.558%, 3/15/45, CMO (h)	23,059
	WaMu Mortgage Pass-Through Certificates, CMO (h),
57	0.555%, 6/25/44	54,382
18	2.368%, 8/25/35	18,090

	Total Mortgage-Backed Securities (cost-$1,805,510)	1,823,931

ASSET-BACKED SECURITIES—10.1%
28	Aegis Asset-Backed Securities Trust, 0.425%, 12/25/35 (h)	26,645
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates (h),
54	0.415%, 10/25/35	53,767
101	1.192%, 4/25/34	96,467
142	Exeter Automobile Receivables Trust, 1.06%, 8/15/18 (a)(c)	142,295
88	Golden Knight CDO Ltd., 0.474%, 4/15/19 (a)(c)(h)	87,110
130	National Collegiate Student Loan Trust, 0.395%, 11/27/28 (h)	127,119
50	Race Point CLO Ltd., 1.531%, 12/15/22 (a)(c)(h)	50,001
238	Saturn CLO Ltd., 0.449%, 5/13/22 (a)(c)(h)	235,424
55	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 0.735%, 1/25/33 (h)	51,744

	Total Asset-Backed Securities (cost-$862,742)	870,572

SOVEREIGN DEBT OBLIGATIONS—3.7%
Republic of Korea—3.1%
	Export-Import Bank of Korea,
100	4.125%, 9/9/15 (f)	103,782
150	5.375%, 10/4/16 (a)(b)(c)(g) (acquisition cost—$165,018; purchased 5/29/14)	163,733

		267,515

Spain—0.6%
50	Junta Comunidades de Castilla-La Mancha, 4.707%, 11/15/14 (a)(b)(c)(g) (acquisition cost—$51,179; purchased 2/25/14)	49,319

	Total Sovereign Debt Obligations (cost—$318,292)	316,834

U.S. GOVERNMENT AGENCY SECURITIES—3.4%
298	Fannie Mae, 3.00%, 3/1/42, MBS (f) (cost—$294,416)	292,470

SHORT-TERM INVESTMENTS—12.4%
Sovereign Debt Obligation—7.8%
Slovenia—7.8%
€500	Slovenia Ministry of Finance Treasury Bills, 1.166%, 9/11/14 (cost—$681,898)	668,654

Certificate of Deposit—2.3%
$200	Intesa Sanpaolo SpA, 1.65%, 4/7/15 (cost—$200,000)	200,385

Commercial Paper—2.3%
200	Ford Motor Credit Co., 0.72%, 3/2/15 (a)(c) (cost—$199,148)	199,246

	Total Short-Term Investments (cost—$1,081,046)	1,068,285

Notional Amount (000s)
OPTIONS PURCHASED (i)- 0.1%
Put Options—0.1%
5,300	1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index, strike rate 1.05%, expires 7/21/15 (cost-$13,250)		13,587

	Total Investments, before options written (cost-$13,222,491)—153.8%		13,253,024

OPTIONS WRITTEN (i)- (0.2)%
Put Options—(0.2)%
	1-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
5,300	strike rate 1.34%, expires 7/21/15		(8,282)
5,300	strike rate 1.545%, expires 7/21/15		(5,905)

	Total Options Written (premiums received-$13,250)		(14,187)

	Total Investments, net of options written (cost-$13,209,241) (j)(p)	153.6%	13,238,837

	Other liabilities in excess of other assets	(53.6)	(4,620,944)

	Net Assets	100.0%	$8,617,893

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,812,663, representing 44.2% of net assets.
(b)	Illiquid.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	In default.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(f)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(g)	Restricted. The aggregate acquisition cost of such securities is $594,846. The aggregate value is $594,761, representing 6.9% of net assets.
(h)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on July 31, 2014.
(i)	Non-income producing.
(j)	At July 31, 2014, the cost basis of portfolio securities (before options written) for federal income tax purposes was $13,222,491. Gross unrealized appreciation was $65,009; gross unrealized depreciation was $34,476; and net unrealized appreciation was $30,533. The difference between book and tax cost was attributable to wash sale loss deferrals.
(k)	Futures contracts outstanding at July 31, 2014:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Futures Euro-90 day	6	$1,464	3/13/17	$(1,205)
Short:	5-Year U.S. Treasury Note Futures	(7)	(832)	9/30/14	1,845
	Financial Futures Euro-90 day	(6)	(1,455)	3/19/18	1,326

					$1,966

(l)	Transactions in options written for the nine months ended July 31, 2014:

	Notional Amount (000s)	Premiums
Options written	$11,000	$16,985
Options terminated in closing transactions	(400)	(3,735)

Options outstanding, July 31, 2014	$10,600	$13,250

(m)	Credit default swap agreements outstanding at July 31, 2014:

OTC sell protection swap agreements(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(3)	Credit Spread(2)	Termination Date	Payments Received	Value(4)	Upfront Premiums Received	Unrealized Appreciation
Credit Suisse First Boston:
CMBX.NA AAA.1	$93	†	10/12/52	0.10%	$(326)	$(461)	$135
Goldman Sachs:
CMBX.NA AAA.1	93	†	10/12/52	0.10%	(324)	(417)	93

					$(650)	$(878)	$228

†	Credit Spread not quoted for asset backed securities.
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	This represents the maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2014 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	Interest rate swap agreements outstanding at July 31, 2014:

Centrally cleared swap agreements:

			Rate Type
Broker (Exchange)	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Unrealized Depreciation
Credit Suisse First Boston (CME)	$3,600	7/11/24	3-Month USD-LIBOR	2.68%	$(1,352)	$(1,352)
Credit Suisse First Boston (CME)	3,600	7/13/25	3.00%	3-Month USD-LIBOR	17,063	(1,369)

					$15,711	$(2,721)

(o)	Forward foreign currency contracts outstanding at July 31, 2014:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value July 31, 2014	Unrealized Appreciation (Depreciation)
Purchased:
22,912 Euro settling 8/21/14	Barclays Bank	$31,000	$30,682	$(318)
2,733,083 Japanese Yen settling 8/5/14	Bank of America	27,000	26,570	(430)
26,866,917 Japanese Yen settling 8/5/14	Deutsche Bank	260,975	261,188	213
Sold:
31,000 Euro settling 8/13/14	Barclays Bank	42,478	41,512	966
249,000 Euro settling 8/21/14	Barclays Bank	339,900	333,441	6,459
500,000 Euro settling 9/11/14	Barclays Bank	682,903	669,605	13,298
29,600,000 Japanese Yen settling 8/5/14	Barclays Bank	291,523	287,757	3,766
26,866,917 Japanese Yen settling 9/3/14	Deutsche Bank	261,015	261,231	(216)

				$23,738

(p)	At July 31, 2014, the Portfolio held pledged cash collateral of $32,000 for derivative contracts. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy.

(q)	Open reverse repurchase agreements at July 31, 2014:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.40%	7/29/14	8/6/14	$346,012	$346,000
	0.45	7/29/14	8/6/14	201,008	201,000
BNP Paribas	0.34	7/10/14	8/1/14	387,080	387,000
	0.34	7/16/14	8/15/14	97,015	97,000
	0.34	7/17/14	8/4/14	191,027	191,000
	0.34	7/18/14	8/15/14	655,183	655,094
	0.34	7/22/14	8/22/14	439,041	439,000
	0.34	7/24/14	8/18/14	100,008	100,000
	0.34	7/25/14	8/8/14	255,017	255,000
	0.34	7/31/14	8/19/14	609,002	609,000
	0.34	7/31/14	9/3/14	191,000	191,000
Credit Suisse First Boston	0.50	7/30/14	7/29/16	191,000	191,000
Goldman Sachs	0.20	7/10/14	8/7/14	284,000	284,000
UBS	0.30	7/15/14	8/4/14	196,028	196,000
	0.30	7/31/14	8/15/14	196,000	196,000
	0.34	7/21/14	8/13/14	192,020	192,000
	0.34	7/30/14	8/21/14	402,008	402,000
	0.35	7/18/14	8/19/14	151,021	151,000
	0.35	7/22/14	8/12/14	192,019	192,000
	0.37	7/25/14	8/4/14	96,007	96,000
	0.37	7/31/14	8/15/14	96,000	96,000
	0.38	7/22/14	8/12/14	191,020	191,000

					$5,658,094

(r)	The weighted average daily balance of reverse repurchase agreements during the nine months ended July 31, 2014 was $2,189,185, at a weighted average interest rate of 0.33%. Total value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at July 31, 2014 was $5,899,873.
(s)	The weighted average borrowing for sale-buybacks during the nine months ended July 31, 2014 was $338,757 at a weighted average interest rate of (0.11)%. There were no open sale-buybacks at July 31, 2014.

Glossary:

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

OTC—Over-the-Counter

Schedule of Investments

Fixed Income SHares: Series M

July 31, 2014 (unaudited)

Principal Amount (000s)		Value*
U.S. TREASURY OBLIGATIONS—77.0%
	U.S. Treasury Notes,
$861	0.25%, 1/31/15 (g)	$861,808
112,600	1.00%, 5/31/18 (g)(h)	110,770,250
60,000	1.125%, 5/31/19 (g)(h)	58,303,140
168,500	1.375%, 6/30/18 (g)(h)	167,940,580
129,800	1.375%, 2/28/19 (d)(g)(h)	128,066,002
1,336,100	1.50%, 8/31/18 (g)(h)	1,335,004,398
275,000	1.50%, 1/31/19 (g)(h)	273,109,375
68,480	1.50%, 2/28/19 (d)	67,939,624
5,300	2.00%, 2/15/22	5,187,995

	Total U.S. Treasury Obligations (cost—$2,162,853,820)	2,147,183,172

CORPORATE BONDS & NOTES—45.5%
Auto Manufacturers—0.8%
€1,000	CNH Industrial Finance Europe S.A., 6.25%, 3/9/18	1,517,358
	Fiat Finance & Trade S.A.,
4,300	7.00%, 3/23/17	6,392,093
10,600	7.625%, 9/15/14	14,305,439

		22,214,890

Banking—13.6%
$563	Achmea Bank NV, 3.20%, 11/3/14 (a)(c)	567,070
	Banco Santander Brasil S.A.,
200	4.25%, 1/14/16	207,500
6,600	4.25%, 1/14/16 (a)(c)	6,847,500
5,000	Banco Santander Chile, 3.875%, 9/20/22 (a)(c)	5,007,335
	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand,
41,700	4.125%, 11/9/22 (a)(c)	42,367,200
5,900	4.125%, 11/9/22	5,994,400
	Bank of America Corp.,
200	5.00%, 1/15/15	203,953
300	5.00%, 5/13/21	331,990
18,600	5.625%, 7/1/20	21,292,555
20,000	5.70%, 1/24/22	23,028,300
15,680	Bank of Nova Scotia, 1.65%, 10/29/15 (a)(c)	15,913,318
	Bankia S.A.,
€1,400	3.50%, 12/14/15	1,948,688
700	3.625%, 10/5/16	996,178
100	4.25%, 7/5/16	143,053
	Barclays Bank PLC,
$6,700	7.625%, 11/21/22	7,499,813
2,600	7.75%, 4/10/23 (k)	2,899,000
£17,200	10.00%, 5/21/21	38,199,256
$12,280	10.179%, 6/12/21 (a)(c)	16,937,153
£3,500	14.00%, 6/15/19 (f)	8,065,850
$13,600	BPCE S.A., 4.625%, 7/11/24 (a)(c)	13,718,704
7,000	CIT Group, Inc., 4.25%, 8/15/17	7,227,500
	Citigroup, Inc.,
1,550	4.587%, 12/15/15	1,629,699
12,700	6.375%, 8/12/14	12,714,897
36,900	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.75%, 1/15/20 (a)(c)	41,127,891
	Credit Suisse AG,
17,000	6.50%, 8/8/23 (a)(c)	18,827,500
2,000	6.50%, 8/8/23	2,215,000
17,400	Goldman Sachs Group, Inc., 4.00%, 3/3/24	17,581,517
	HSBC Holdings PLC,
30,700	4.25%, 3/14/24	31,322,627
6,100	6.50%, 5/2/36	7,531,334
6,700	ICICI Bank Ltd., 4.75%, 11/25/16 (a)(c)	7,068,480
4,000	Intesa Sanpaolo SpA, 6.50%, 2/24/21 (a)(c)	4,644,420
9,663	UBS AG, 4.875%, 8/4/20	10,849,906
3,000	Wachovia Bank N.A., 6.60%, 1/15/38	4,057,203

		378,966,790

Building Materials—0.1%
€1,200	Lafarge S.A., 6.25%, 4/13/18	1,848,894

Capital Markets—2.3%
$65,434	Blackstone CQP Holdco LP, 9.296%, 3/18/19 (a)(b)(c)(j) (acquisition cost—$65,614,424; purchased 3/18/14—6/30/14)	65,515,828

Commercial Services—0.3%
€2,100	Europcar Groupe S.A., 11.50%, 5/15/17	3,224,076
$4,700	Stanford University, 4.75%, 5/1/19	5,263,676

		8,487,752

Diversified Financial Services—5.2%
17,700	Banque PSA Finance S.A., 5.75%, 4/4/21 (a)(c)	18,939,000
7,000	Corp. Financiera de Desarrollo S.A., 4.75%, 2/8/22 (a)(c)	7,385,000
	Ford Motor Credit Co. LLC,
15,000	5.75%, 2/1/21	17,336,115
8,605	8.125%, 1/15/20	10,895,548
5,000	General Electric Capital Corp., 6.15%, 8/7/37	6,209,290
14,930	General Motors Financial Co., Inc., 4.25%, 5/15/23	14,724,712
19,600	HSBC Finance Corp., 6.676%, 1/15/21	23,389,680
32,250	International Lease Finance Corp., 6.50%, 9/1/14 (a)(c)	32,370,937
3,400	Navient Corp., 5.05%, 11/14/14	3,440,375
10,000	OMX Timber Finance Investments I LLC, 5.42%, 1/29/20 (a)(b)(c)(j) (acquisition cost—$10,780,800; purchased 10/6/10)	11,209,500

		145,900,157

Electric Utilities—0.6%
12,810	Centrais Eletricas Brasileiras S.A., 6.875%, 7/30/19 (a)(c)	14,155,050
2,600	Electricite de France S.A., 6.50%, 1/26/19 (a)(c)	3,076,824

		17,231,874

Healthcare-Services—1.0%
	HCA, Inc.,
5,000	5.875%, 3/15/22	5,321,875
10,300	6.50%, 2/15/20	11,214,125
9,298	Roche Holdings, Inc., 6.00%, 3/1/19 (a)(c)	10,867,949

		27,403,949

Household Products/Wares—0.3%
	Reynolds Group Issuer, Inc.,
5,300	7.125%, 4/15/19	5,512,000
1,900	7.875%, 8/15/19	2,030,625

		7,542,625

Insurance—0.9%
	American International Group, Inc.,
10,000	6.25%, 5/1/36	12,428,800
£455	6.765%, 11/15/17	873,267
$7,200	8.25%, 8/15/18	8,868,110
1,500	Ohio National Financial Services, Inc., 6.375%, 4/30/20 (a)(c)	1,741,153

		23,911,330

Investment Companies—0.4%
10,000	Temasek Financial I Ltd., 4.30%, 10/25/19	11,029,580

Iron/Steel—1.0%
5,600	CSN Islands IX Corp., 10.00%, 1/15/15	5,824,000
12,500	Gerdau Trade, Inc., 5.75%, 1/30/21 (a)(c)	13,312,500
9,000	GTL Trade Finance, Inc., 5.893%, 4/29/24 (a)(c)	9,301,500

		28,438,000

Media—1.4%
11,250	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	11,852,500
	CSC Holdings LLC,
2,200	7.625%, 7/15/18	2,510,750
7,340	7.875%, 2/15/18	8,358,425
15,800	NBCUniversal Media LLC, 4.375%, 4/1/21	17,322,836

		40,044,511

Oil, Gas & Consumable Fuels—9.5%
	BG Energy Capital PLC,
£2,000	6.50%, 11/30/72 (k)	3,644,616
$4,000	6.50%, 11/30/72 (converts to FRN on 11/30/17)	4,400,800
	Ecopetrol S.A.,
15,100	5.875%, 9/18/23	17,020,720
7,245	7.625%, 7/23/19	8,768,334
5,000	Florida Gas Transmission Co. LLC, 7.90%, 5/15/19 (a)(c)	6,092,890

4,750	Gaz Capital S.A. for Gazprom, 6.212%, 11/22/16	5,033,100
175	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a)(c)	185,885
5,931	Petro Co. Trin/Tobago Ltd., 9.75%, 8/14/19	7,532,370
	Petrobras Global Finance BV,
3,100	5.625%, 5/20/43	2,822,680
48,400	6.25%, 3/17/24	51,076,520
3,300	7.25%, 3/17/44	3,621,387
	Petrobras International Finance Co.,
28,200	5.375%, 1/27/21	29,188,692
22,150	6.875%, 1/20/40	23,286,295
4,400	Petrohawk Energy Corp., 7.25%, 8/15/18	4,567,468
	Petroleos Mexicanos,
12,300	5.50%, 1/21/21	13,660,503
€13,000	5.50%, 2/24/25	21,407,061
$31,450	6.50%, 6/2/41	36,706,868
500	6.625%, 6/15/35	594,150
1,300	6.625%, 6/15/38	1,514,500
8,634	Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (a)(c)	10,965,180
1,100	Rosneft Finance S.A., 6.25%, 2/2/15	1,112,375
12,300	Southwestern Energy Co., 4.10%, 3/15/22	12,984,052

		266,186,446

Paper & Forest Products—0.7%
700	Domtar Corp., 6.75%, 2/15/44	799,517
	Georgia-Pacific LLC,
4,900	5.40%, 11/1/20 (a)(c)	5,615,297
5,100	7.75%, 11/15/29	7,014,372
4,200	8.00%, 1/15/24	5,649,004

		19,078,190

Pharmaceuticals—0.7%
8,000	Novartis Securities Investment Ltd., 5.125%, 2/10/19	9,067,768
8,700	Pfizer, Inc., 6.20%, 3/15/19	10,231,757

		19,299,525

Pipelines—0.8%
	Kinder Morgan Energy Partners L.P.,
10,500	5.30%, 9/15/20	11,661,499
5,000	6.85%, 2/15/20	5,955,105
3,800	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	3,952,000

		21,568,604

Real Estate—0.1%
2,000	Qatari Diar Finance Co., 5.00%, 7/21/20	2,250,000

Real Estate Investment Trust—0.3%
8,500	Hospitality Properties Trust, 5.00%, 8/15/22	8,980,769

Retail—1.4%
13,558	CVS Pass-Through Trust, 7.507%, 1/10/32 (a)(c)	17,088,308
€4,600	Financiere Quick SAS, 4.953%, 4/15/19 (a)(b)(c)(j)(k) (acquisition cost—$6,112,623; purchased 7/28/14)	6,136,662
$16,500	Wal-Mart Stores, Inc., 3.30%, 4/22/24	16,575,586

		39,800,556

Software—0.1%
4,000	Activision Blizzard, Inc., 5.625%, 9/15/21 (a)(c)	4,210,000

Telecommunications—3.6%
14,100	AT&T, Inc., 5.50%, 2/1/18	15,896,495
€1,500	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (a)(c)	2,164,240
	Telenet Finance V Luxembourg SCA (a)(c),
3,500	6.25%, 8/15/22	5,132,116
6,000	6.75%, 8/15/24	9,056,264
4,000	UPC Holding BV, 8.375%, 8/15/20	5,858,237
	Verizon Communications, Inc.,
$5,400	4.50%, 9/15/20	5,887,939
16,200	5.15%, 9/15/23	17,938,325
€28,200	Wind Acquisition Finance S.A., 4.00%, 7/15/20 (a)(c)	37,855,618

		99,789,234

Transportation—0.4%
$9,300	Aviation Capital Group Corp., 6.75%, 4/6/21 (a)(c)	10,553,938

	Total Corporate Bonds & Notes (cost—$1,248,205,599)	1,270,253,442

U.S. GOVERNMENT AGENCY SECURITIES—44.8%
	Fannie Mae,
6,800	0.355%, 10/27/37, CMO (k)	6,785,706
21	0.605%, 8/25/21, CMO (k)	20,703
1,037	1.712%, 1/1/34, MBS (k)	1,088,808
451	1.841%, 1/1/20, MBS (k)	469,432
261	1.896%, 1/1/22, MBS (k)	269,610
329	2.022%, 1/1/33, MBS (k)	344,274
125	2.04%, 5/1/34, MBS (k)	125,018
155	2.041%, 5/1/28, MBS (k)	163,616
14	2.10%, 11/1/32, MBS (k)	14,503
29	2.123%, 10/1/32, MBS (k)	28,920
103	2.216%, 12/1/34, MBS (k)	110,249
56	2.22%, 9/1/27, MBS (k)	55,877
280	2.239%, 9/1/32, MBS (k)	299,278
155	2.251%, 5/1/33, MBS (k)	165,368
82	2.268%, 1/1/33, MBS (k)	87,811
212	2.297%, 9/1/35, MBS (k)	213,087
259	2.33%, 2/1/33, MBS (k)	262,366
13	2.34%, 9/1/32, MBS (k)	13,369
1,029	2.345%, 11/1/35, MBS (k)	1,110,740
216	2.462%, 4/1/35, MBS (k)	228,506
11	2.50%, 5/1/17, MBS (k)	11,200
18	2.519%, 6/1/20, MBS (k)	18,516
210	2.54%, 12/1/32, MBS (k)	210,834
142	2.55%, 10/1/34, MBS (k)	142,437
25	2.757%, 5/1/18, MBS (k)	26,264
18	2.758%, 1/1/18, MBS (k)	18,497
20	3.175%, 3/25/41, CMO (k)	20,769
269,000	3.50%, MBS, TBA, 30 Year (d)	273,660,390
19	3.561%, 5/25/42, CMO (k)	19,626
419,000	4.00%, MBS, TBA, 30 Year (d)	439,984,179
399	4.00%, 11/25/19, CMO	419,920
10,141	4.00%, 9/1/23—10/1/31, MBS	10,778,824
280,000	4.50%, MBS, TBA, 30 Year (d)	301,137,500
53,883	4.50%, 11/1/23—5/1/42, MBS	58,164,592
6,283	4.50%, 11/25/26—10/25/34, CMO	6,765,964
11,600	4.875%, 12/15/16	12,719,586
58,000	5.00%, MBS, TBA, 30 Year (d)	63,931,389
5	5.00%, 9/25/14, CMO	4,784
13,204	5.00%, 9/1/17—4/1/42, MBS	14,588,199
335	5.50%, 2/25/24, CMO	361,031
196	6.00%, 8/1/22—12/1/23, MBS	211,090
13	6.50%, 1/1/25—12/1/28, MBS	14,868
57	6.50%, 7/18/27, CMO	63,099
117	7.00%, 11/1/38, MBS	134,698
47	7.01%, 8/1/22, MBS	47,923
2	7.925%, 2/1/25, MBS (k)	1,733
34	11.00%, 7/15/20, MBS	35,003
	Freddie Mac,
70	0.602%, 8/15/29—12/15/31, CMO (k)	70,617
8	0.652%, 9/15/30, CMO (k)	7,606
11	0.702%, 3/15/32, CMO (k)	10,901
240	0.802%, 3/15/20—2/15/24, CMO (k)	247,302
3	0.852%, 10/15/19, CMO (k)	2,564
42	1.302%, 9/15/22, CMO (k)	42,423
12	1.502%, 8/15/23, CMO (k)	12,371
3,562	1.791%, 6/1/35, MBS (k)	3,719,326
75	1.955%, 8/1/32, MBS (k)	75,810
20	2.25%, 8/1/29, MBS (k)	21,313
1,041	2.258%, 10/1/35, MBS (k)	1,106,683
72	2.314%, 2/1/33, MBS (k)	76,760
106	2.334%, 4/1/32, MBS (k)	107,881
9	2.348%, 1/1/33, MBS (k)	9,419
252	2.35%, 3/1/32, MBS (k)	255,136
321	2.354%, 5/1/34, MBS (k)	341,296
126	2.358%, 2/1/29, MBS (k)	131,971
213	2.375%, 1/1/32—10/1/32, MBS (k)	221,243
10	2.437%, 7/1/29, MBS (k)	10,495
10	2.515%, 7/1/32, MBS (k)	10,421
13	2.535%, 8/1/32, MBS (k)	13,124
62	2.625%, 10/1/32, MBS (k)	63,154
7,300	3.75%, 3/27/19	7,957,686
12	4.50%, 5/15/18, CMO	13,081
6,481	5.50%, 3/15/34—5/15/36, CMO	7,176,270
582	6.00%, 8/15/16—12/15/28, CMO	631,561
263	6.50%, 8/15/16—7/15/31, CMO	293,765
20	7.00%, 4/1/29—6/1/30, MBS	23,618
76	7.50%, 8/15/30, CMO	87,816

	Ginnie Mae,
18	0.506%, 6/20/32, CMO (k)	18,413
1,878	1.625%, 3/20/17—6/20/32, MBS (k)	1,930,953
151	2.00%, 5/20/18—9/20/27, MBS (k)	156,734
33	2.125%, 6/20/22, MBS (k)	34,432
23	2.50%, 1/20/18—9/20/21, MBS (k)	23,713
71	3.00%, 4/20/19—8/20/25, MBS (k)	72,713
2	4.50%, 8/20/18, MBS (k)	2,598
2	6.50%, 5/15/23—12/15/23, MBS	1,927
11,539	SLM Student Loan Trust, 1.734%, 4/25/23, ABS (k)	11,988,648
15,127	Small Business Administration Participation Certificates, 5.23%, 3/1/27, ABS	16,415,327
781	Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	877,917

	Total U.S. Government Agency Securities (cost—$1,245,869,467)	1,249,615,144

MUNICIPAL BONDS—17.6%
Alabama—0.5%
24,600	Jefferson Cnty. Sewer Rev., zero coupon, 10/1/50, Ser. F (i)	14,431,836

California—5.7%
11,000	Alameda Cnty. Joint Powers Auth. Rev., 7.046%, 12/1/44, Ser. A	14,440,250
	Bay Area Toll Auth. Rev.,
11,000	6.907%, 10/1/50, Ser. S-3	15,690,840
1,300	6.918%, 4/1/40, Ser. S-1	1,762,293
14,000	7.043%, 4/1/50, Ser. S-1	20,006,700
11,200	Irvine Ranch Water Dist., Special Assessment, 6.622%, 5/1/40, Ser. B	14,517,552
	Los Angeles Cnty. Metropolitan Transportation Auth. Rev.,
1,850	4.53%, 6/1/22	2,045,711
600	5.735%, 6/1/39	723,012
2,800	Los Angeles Cnty. Public Works Financing Auth. Rev., 7.488%, 8/1/33	3,653,412
6,400	Los Angeles Department of Water & Power Rev., 6.166%, 7/1/40	7,091,264
6,500	Los Angeles Unified School Dist., GO, 5.981%, 5/1/27, Ser. J-05	7,743,450
1,000	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. C	1,316,230
3,704	Napa Valley Unified School Dist., GO, 6.507%, 8/1/43, Ser. B	4,806,977
3,500	Newport Beach, CP, 7.168%, 7/1/40, Ser. B	4,306,995
4,200	Palomar Community College Dist., GO, 7.194%, 8/1/45, Ser. B-1	4,776,408
6,500	Pasadena Public Financing Auth. Rev., 7.148%, 3/1/43, Ser. D	8,412,365
	Riverside Community College Dist., GO, Ser. D-1,
1,550	6.971%, 8/1/35	1,750,849
3,250	7.021%, 8/1/40	3,683,030
2,300	San Diego Cnty. Regional Airport Auth. Rev., 6.628%, 7/1/40	2,509,898
2,400	San Diego Redev. Agcy., Tax Allocation, 7.75%, 9/1/40, Ser. A	2,650,008
6,400	San Francisco Public Utilities Commission Water Rev., 5.50%, 11/1/25, Ser. B	7,517,440
	State, GO,
1,200	7.35%, 11/1/39	1,716,792
600	7.50%, 4/1/34	855,492
10,000	7.625%, 3/1/40	14,879,600
985	Tobacco Securitization Auth. of Northern California Rev., 5.40%, 6/1/27, Ser. A-2	923,359
1,050	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	855,309
	Univ. of California Rev.,
3,350	6.296%, 5/15/50	4,032,663
5,100	6.398%, 5/15/31, Ser. H	6,169,623

		158,837,522

Illinois—0.1%
900	Chicago Waterworks Rev., 6.642%, 11/1/29, Ser. C	1,082,709
2,200	State Toll Highway Auth. Rev., 6.184%, 1/1/34, Ser. A	2,765,884

		3,848,593

Massachusetts—0.0%
750	Univ. of Massachusetts Building Auth. Rev., 6.423%, 5/1/29	846,840

Michigan—0.1%
1,250	State Univ. Rev., 6.173%, 2/15/50, Ser. A	1,426,663

New Jersey—0.6%
1,335	Economic Dev. Auth. Rev., 6.425%, 12/15/35, Ser. CC-1	1,477,017
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
200	5.00%, 6/1/29	167,182
21,960	5.00%, 6/1/41	16,295,418

		17,939,617

New York—4.3%
	Metropolitan Transportation Auth. Rev.,
2,000	5.00%, 11/15/27, Ser. D	2,275,400
3,500	5.871%, 11/15/39	4,284,560
12,000	6.814%, 11/15/40	16,347,720
8,650	New York City, GO, 6.246%, 6/1/35, Ser. H-1	9,750,107

	New York City Transitional Finance Auth. Rev.,
7,330	4.325%, 11/1/21	8,047,534
16,700	4.525%, 11/1/22	18,392,378
5,000	5.267%, 5/1/27, Ser. G-3	5,830,150
12,400	5.572%, 11/1/38	15,003,132
14,700	5.932%, 11/1/36	16,520,742
	New York City Water & Sewer System Rev.,
3,000	6.124%, 6/15/42	3,318,270
5,800	Second Generation Resolutions, 6.282%, 6/15/42	6,526,160
2,500	Port Auth. of New York & New Jersey Rev., 5.859%, 12/1/24, Ser. 158	3,044,650
	State Dormitory Auth. Rev.,
4,000	5.051%, 9/15/27	4,563,600
400	5.50%, 3/15/30	469,016
5,200	Triborough Bridge & Tunnel Auth. Rev., 5.55%, 11/15/40, Ser. A-2	5,982,288

		120,355,707

Ohio—1.6%
	American Municipal Power, Inc. Rev.,
900	7.734%, 2/15/33, Ser. A	1,209,159
10,500	Comb Hydroelectric Projects, 8.084%, 2/15/50, Ser. B	16,103,010
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
21,800	5.875%, 6/1/47	17,020,786
11,825	6.00%, 6/1/42	9,254,481
500	6.50%, 6/1/47	419,800
1,500	Jobs Beverage System Rev., 4.532%, 1/1/35, Ser. B	1,553,655

		45,560,891

Pennsylvania—0.4%
600	Economic Dev. Financing Auth. Rev., 6.532%, 6/15/39, Ser. B	686,430
8,500	State Public School Building Auth. Rev., 5.426%, 9/15/26, Ser. B	9,659,400

		10,345,830

Tennessee—0.1%
100	Metropolitan Gov’t of Nashville & Davidson Cnty. Water & Sewer Rev., 6.568%, 7/1/37, Ser. B	127,078
1,800	State School Bond Auth. Rev., 4.848%, 9/15/27	2,005,128

		2,132,206

Texas—2.9%
4,600	City Public Service Board of San Antonio Rev., 6.308%, 2/1/37	5,176,380
8,600	State, GO, 4.631%, 4/1/33, Ser. A	9,508,590
33,600	State Transportation Commission Rev., 5.178%, 4/1/30, Ser. B	39,619,104
19,000	Texas Municipal Gas Acquisition & Supply Corp III, 5.00%, 12/15/25	20,861,810
5,400	Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26	5,884,434

		81,050,318

Washington—0.3%
6,800	State Convention Center Public Facs. Dist. Rev., 6.79%, 7/1/40	8,227,592

West Virginia—1.0%
31,095	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	26,686,973

	Total Municipal Bonds (cost—$431,032,246)	491,690,588

MORTGAGE-BACKED SECURITIES—13.7%
	Adjustable Rate Mortgage Trust, CMO (k),
397	2.655%, 11/25/35	344,648
259	2.674%, 2/25/36	215,157
760	4.854%, 11/25/35	703,336
202	4.917%, 1/25/36	188,046
566	Alternative Loan Trust, 6.00%, 8/25/36, CMO	523,639
357	American General Mortgage Loan Trust, 5.15%, 3/25/58, CMO (a)(c)(k)	358,537
	American Home Mortgage Assets Trust, CMO (k),
1,239	0.345%, 9/25/46	929,334
998	0.365%, 10/25/46	700,488
822	1.038%, 11/25/46	465,372
217	American Home Mortgage Investment Trust, 0.445%, 2/25/45, CMO (k)	216,813
	Banc of America Alternative Loan Trust, CMO,
386	6.00%, 7/25/46	322,244
377	16.599%, 9/25/35 (b)(k)	469,496
	Banc of America Funding Trust, CMO,
331	0.346%, 10/20/36 (k)	240,627
282	0.365%, 4/25/37 (k)	191,847
6,430	0.415%, 10/3/39 (a)(b)(c)(j)(k) (acquisition cost—$6,364,939; purchased 5/1/14—5/8/14)	6,382,012
170	0.456%, 5/20/47 (k)	141,609
241	0.555%, 5/25/37 (k)	170,662

1,240	2.639%, 2/20/36 (k)	1,250,559
456	2.794%, 9/20/47 (k)	353,749
375	3.027%, 4/20/35 (k)	281,331
315	5.37%, 9/20/46 (k)	266,221
72	5.50%, 3/25/36	68,572
	Banc of America Mortgage Trust, CMO,
97	2.631%, 7/25/35 (k)	89,879
2	2.689%, 2/25/33 (k)	2,468
1,389	5.50%, 9/25/35	1,341,673
358	5.50%, 5/25/37	286,415
	BCAP LLC Trust, CMO (k),
185	0.305%, 5/25/47	141,126
199	0.315%, 3/26/37 (a)(c)	194,035
517	0.356%, 7/26/36 (a)(c)	493,464
394	0.362%, 5/26/47 (a)(c)	380,906
1,189	0.375%, 5/25/47	914,323
244	0.402%, 7/26/35 (a)(c)	240,464
176	0.655%, 5/26/35 (a)(c)	162,888
329	0.675%, 11/26/35 (a)(c)	323,409
257	0.805%, 9/25/47 (a)(c)	222,868
243	0.892%, 1/26/36 (a)(c)	239,959
420	0.963%, 11/26/46 (a)(c)	406,718
354	1.596%, 10/26/35 (a)(c)	355,437
136	2.387%, 1/26/34 (a)(c)	135,556
620	2.528%, 7/26/36 (a)(c)	522,279
286	2.601%, 2/26/35 (a)(c)	285,348
559	2.614%, 6/26/35 (a)(c)	567,986
365	2.798%, 7/26/36 (a)(c)	369,528
333	2.805%, 3/26/37 (a)(c)	263,447
422	4.00%, 2/26/37 (a)(c)(e)	415,186
445	4.851%, 3/27/37 (a)(c)	300,859
86	5.041%, 7/26/36 (a)(c)	68,608
973	5.619%, 7/26/36 (a)(c)	976,845
436	13.231%, 10/26/36 (a)(c)	423,099
4,093	BCRR Trust, 5.803%, 8/17/45, CMO (a)(c)(k)	4,425,191
	Bear Stearns Adjustable Rate Mortgage Trust, CMO (k),
353	0.595%, 4/25/36	259,635
1,936	2.43%, 10/25/35	1,925,508
305	2.476%, 2/25/36	243,052
2,436	2.478%, 12/25/46	2,110,068
94	2.493%, 6/25/35	85,997
2,751	2.528%, 3/25/35	2,792,091
85	2.638%, 5/25/34	83,766
175	2.686%, 2/25/34	175,775
219	2.686%, 11/25/34	212,331
338	2.692%, 10/25/35	336,862
159	2.693%, 3/25/35	156,339
44	2.727%, 1/25/35	44,674
165	2.777%, 1/25/34	165,854
640	2.892%, 5/25/47	547,006
197	5.265%, 8/25/35	175,177
	Bear Stearns ALT-A Trust, CMO (k),
4,843	2.451%, 6/25/34	3,735,490
150	2.537%, 5/25/35	146,818
758	2.601%, 2/25/36	525,598
433	2.672%, 8/25/36	219,917
253	4.40%, 11/25/36	192,401
1,234	4.893%, 7/25/35	1,043,721
1,222	5.264%, 5/25/36	957,421
13	Bear Stearns Mortgage Securities, Inc., 6.353%, 3/25/31, CMO (k)	13,584
1,873	Bear Stearns Structured Products, Inc. Trust, 1.872%, 1/26/36, CMO (k)	1,494,115
	Chase Mortgage Finance Trust, CMO,
222	2.471%, 3/25/37(k)	204,109
122	5.184%, 3/25/37(k)	118,160
1,399	5.648%, 9/25/36(k)	1,288,906
250	6.00%, 5/25/37	226,219
	ChaseFlex Trust, CMO,
425	0.455%, 7/25/37(k)	367,476
77	4.83%, 8/25/37	63,024
261	5.00%, 7/25/37	231,043
	Citigroup Commercial Mortgage Trust, CMO (a)(c)(k),
9,862	5.322%, 12/17/49	10,752,691
13,960	5.858%, 7/17/40	14,932,135
	Citigroup Mortgage Loan Trust, Inc., CMO,
300	0.317%, 10/25/46 (a)(c)(k)	284,238
541	2.516%, 10/25/35 (k)	536,505
349	2.516%, 11/25/35 (k)	348,294
242	2.557%, 12/25/35 (k)	171,593
102	2.598%, 8/25/35 (k)	101,501
504	2.795%, 10/25/46 (k)	406,450
241	2.805%, 3/25/37 (k)	192,613
1,431	2.885%, 9/25/37 (k)	1,216,028

200	4.038%, 9/25/37 (a)(c)(k)	189,144
255	5.50%, 12/25/35 (a)(c)	178,357
185	6.531%, 11/25/37 (a)(c)(k)	157,018
351	CitiMortgage Alternative Loan Trust, 6.50%, 6/25/37, CMO	306,801
14,925	Commercial Mortgage Trust, 3.156%, 7/10/46, CMO (a)(c)	15,216,377
469	Community Program Loan Trust, 4.50%, 4/1/29, CMO	474,351
	Countrywide Alternative Loan Trust, CMO,
1,701	0.295%, 8/25/37 (k)	1,420,720
327	0.315%, 12/25/46 (k)	316,624
2,468	0.325%, 11/25/36 (k)	2,214,605
491	0.325%, 1/25/37 (k)	436,143
305	0.335%, 11/25/36 (k)	275,299
2,683	0.335%, 5/25/47 (k)	2,345,344
2,948	0.336%, 2/20/47 (k)	2,226,740
453	0.345%, 7/25/46 (k)	382,925
1,090	0.345%, 9/25/46 (k)	916,563
526	0.345%, 10/25/46 (k)	512,649
101	0.366%, 7/20/46 (k)	69,846
4,251	0.375%, 5/25/35 (k)	3,684,306
302	0.405%, 6/25/35 (k)	268,656
292	0.415%, 7/25/35 (k)	270,046
2,073	0.415%, 12/25/35 (k)	1,879,567
86	0.425%, 5/25/36 (k)	61,236
447	0.465%, 8/25/35 (k)	352,405
287	0.465%, 10/25/35 (k)	237,063
643	0.655%, 5/25/35 (k)	549,995
167	0.932%, 9/25/34 (k)	165,600
929	1.118%, 2/25/36 (k)	850,619
140	2.435%, 5/25/36 (k)	105,052
557	2.46%, 8/25/35 (k)	492,329
348	2.568%, 3/25/47 (k)	320,319
432	4.678%, 6/25/47 (k)	365,358
233	5.323%, 11/25/35 (k)	193,068
227	5.50%, 11/25/35	194,052
190	5.50%, 2/25/36	170,671
317	5.75%, 3/25/37 (k)	272,271
276	5.75%, 4/25/47	233,615
196	6.00%, 12/25/34	196,429
471	6.00%, 3/25/36	406,169
181	6.00%, 8/25/36 (k)	165,168
965	6.00%, 2/25/37	774,604
192	6.00%, 4/25/37	164,832
838	6.00%, 5/25/37	700,499
883	6.00%, 8/25/37 (k)	747,392
280	6.00%, 8/25/37	222,949
203	6.25%, 11/25/36	192,626
133	6.50%, 12/25/36	108,153
615	6.50%, 8/25/37	452,922
122	19.374%, 7/25/35 (b)(k)	168,794
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
174	0.385%, 5/25/35 (k)	150,530
167	0.455%, 4/25/46 (k)	104,970
1,320	0.475%, 3/25/35 (k)	1,265,087
859	0.495%, 3/25/36 (k)	505,906
830	0.525%, 2/25/35 (k)	733,129
703	0.545%, 2/25/35 (k)	541,132
40	0.695%, 2/25/35 (k)	38,560
853	0.775%, 3/25/35 (k)	796,831
113	2.417%, 2/20/36 (k)	104,513
165	2.463%, 8/25/34 (k)	153,447
154	2.47%, 5/20/36 (k)	141,629
846	2.49%, 2/20/36 (k)	713,906
237	2.502%, 11/25/34 (k)	225,136
358	2.508%, 5/20/36 (k)	291,025
307	2.522%, 4/25/35 (k)	88,426
560	2.722%, 11/25/37 (k)	499,172
233	5.01%, 10/20/35 (k)	197,452
356	5.106%, 1/25/36 (k)	329,342
916	5.50%, 7/25/37	829,879
362	5.75%, 12/25/35	344,741
236	6.00%, 3/25/35 (a)(c)	239,226
1,046	6.00%, 2/25/37	995,906
350	6.00%, 3/25/37	332,178
646	6.00%, 7/25/37	556,921
2,216	6.50%, 11/25/36	2,058,458
	Credit Suisse First Boston Mortgage Securities Corp., CMO (k),
10	0.799%, 3/25/32 (a)(c)	9,911
217	1.305%, 9/25/34	180,792
	Credit Suisse Mortgage Capital Certificates, CMO (k),
237	0.302%, 3/27/36 (a)(c)	232,048
100	0.392%, 5/27/37 (a)(c)	83,527

300	0.466%, 12/27/35 (a)(c)	286,874
1,900	2.348%, 4/26/38 (a)(c)	1,853,479
299	2.57%, 9/27/36 (a)(c)	301,238
184	2.757%, 8/28/36 (a)(c)	177,150
582	4.049%, 4/28/37 (a)(c)	375,861
23,298	5.856%, 9/15/39	25,579,026
	Deutsche ALT-A Securities Mortgage Loan Trust, CMO (k),
216	0.315%, 1/25/47	157,865
942	0.345%, 8/25/47	811,877
748	Deutsche ALT-A Securities, Inc., 0.455%, 4/25/37, CMO (k)	423,060
500	Deutsche Mortgage & Asset Receiving Corp., 0.392%, 11/27/36, CMO (a)(b)(c)(e)(j)(k) (acquisition cost—$422,656; purchased 7/22/14)	422,640
139	Downey Savings & Loan Assoc. Mortgage Loan Trust, 0.476%, 7/19/45, CMO (k)	31,406
	First Horizon Alternative Mortgage Securities Trust, CMO (k),
396	2.21%, 4/25/36	339,041
782	2.327%, 1/25/36	641,166
	First Horizon Mortgage Pass-Through Trust, CMO,
167	5.228%, 11/25/37 (k)	149,866
1,108	6.25%, 11/25/36	1,128,899
317	GMAC Mortgage Loan Trust, 3.01%, 11/19/35, CMO (k)	300,504
3,293	Granite Master Issuer PLC, 0.336%, 12/20/54, CMO (k)	3,273,304
392	Greenpoint Mortgage Funding Trust, 0.355%, 12/25/46, CMO (k)	220,471
339	GSC Capital Corp. Mortgage Trust, 0.335%, 5/25/36, CMO (k)	256,466
	GSR Mortgage Loan Trust, CMO (k),
213	2.565%, 9/25/34	203,745
126	2.647%, 4/25/35	125,100
913	2.658%, 9/25/35	923,334
142	2.783%, 4/25/35	139,634
282	2.792%, 11/25/35	260,553
	Harborview Mortgage Loan Trust, CMO (k),
81	0.346%, 1/19/38	71,044
642	0.376%, 5/19/35	571,501
240	0.406%, 1/19/36	172,874
197	0.406%, 1/19/38	68,224
62	0.406%, 9/19/46	6,035
107	0.885%, 7/19/45	102,882
296	2.66%, 12/19/35	230,749
271	2.702%, 12/19/35	246,208
249	HomeBanc Mortgage Trust, 0.335%, 12/25/36, CMO (k)	221,064
	Impac Secured Assets Trust, CMO (k),
2,276	0.305%, 11/25/36	1,553,853
577	0.325%, 1/25/37	480,159
649	IndyMac IMSC Mortgage Loan Trust, 0.335%, 7/25/47, CMO (k)	512,921
374	IndyMac INDB Mortgage Loan Trust, 0.455%, 11/25/35, CMO (k)	228,746
	IndyMac Index Mortgage Loan Trust, CMO (k),
241	0.345%, 9/25/46	209,759
608	0.435%, 3/25/35	547,339
198	2.03%, 6/25/37	152,701
187	2.639%, 6/25/35	159,299
3,270	4.372%, 6/25/36	3,175,878
349	4.421%, 11/25/35	292,560
833	4.553%, 9/25/35	248,127
2,111	4.60%, 8/25/35	1,781,772
1,857	4.74%, 10/25/35	1,615,879
	JPMorgan Alternative Loan Trust, CMO (k),
8,572	0.654%, 6/27/37 (a)(c)	7,204,032
114	3.26%, 12/25/36	103,330
	JPMorgan Chase Commercial Mortgage Securities Trust, CMO,
20,943	2.749%, 11/15/43 (a)(c)	21,438,386
20,000	3.341%, 7/15/46 (a)(c)	20,763,450
22,900	4.106%, 7/15/46 (a)(c)	24,681,013
600	5.336%, 5/15/47	647,982
	JPMorgan Mortgage Trust, CMO,
210	2.478%, 11/25/35 (k)	200,438
1,078	2.549%, 7/25/35 (k)	1,099,743
57	2.598%, 1/25/37 (k)	50,510
769	2.634%, 9/25/34 (k)	776,372
1,269	2.649%, 7/25/35 (k)	1,308,902
108	2.685%, 4/25/35 (k)	109,628
110	3.032%, 4/25/35 (k)	112,347
206	5.131%, 11/25/35 (k)	199,656
436	5.252%, 6/25/37 (k)	401,891
263	6.00%, 1/25/36	242,166
301	JPMorgan Resecuritization Trust, 2.587%, 8/27/37, CMO (a)(c)(k)	306,387
329	Lavendar Trust, 6.25%, 10/26/36, CMO (a)(c)	241,357
	Lehman Mortgage Trust, CMO,
457	5.528%, 1/25/36 (k)	419,959
563	5.708%, 12/25/35 (k)	500,454
164	6.00%, 7/25/36	132,881
	Lehman XS Trust, CMO (k),
256	0.305%, 7/25/47	242,934

159	0.355%, 8/25/46	124,185
142	0.385%, 4/25/46	108,673
13	0.385%, 8/25/46	804
148	0.395%, 11/25/46	21,419
	Luminent Mortgage Trust, CMO (k),
1,378	0.325%, 12/25/36	1,089,407
461	0.355%, 10/25/46	406,184
227	MASTR Adjustable Rate Mortgages Trust, 0.395%, 5/25/37, CMO (k)	157,399
	MASTR Reperforming Loan Trust, CMO (a)(c),
1,782	7.00%, 5/25/35	1,701,416
1,635	8.00%, 7/25/35	1,692,842
95	Mellon Residential Funding Corp., 2.609%, 10/20/29, CMO (k)	96,808
	Merrill Lynch Alternative Note Asset Trust, CMO,
1,271	0.335%, 4/25/37 (k)	1,199,333
846	0.455%, 3/25/37 (k)	374,398
353	6.00%, 5/25/37	283,295
	Merrill Lynch Mortgage Investors Trust, CMO (k),
144	0.615%, 4/25/29	139,498
156	0.815%, 9/25/29	157,279
164	1.325%, 7/25/29	158,705
675	1.572%, 10/25/35	667,977
114	2.14%, 2/25/36	115,624
2,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.883%, 8/12/49, CMO (k)	2,207,350
	MLCC Mortgage Investors, Inc., CMO (k),
210	0.812%, 11/25/29	204,280
266	2.689%, 11/25/35	264,642
	Morgan Stanley Capital I Trust, CMO,
36,830	5.332%, 12/15/43	39,511,200
1,100	5.692%, 4/15/49 (k)	1,206,865
197	Morgan Stanley Dean Witter Capital I, Inc. Trust, 1.686%, 3/25/33, CMO (k)	190,052
	Morgan Stanley Mortgage Loan Trust, CMO,
248	0.435%, 11/25/35 (k)	245,197
121	0.475%, 1/25/35 (k)	115,292
285	2.133%, 6/25/36 (k)	279,215
145	6.00%, 10/25/37	118,030
	Morgan Stanley Re-Remic Trust, CMO (a)(c),
414	0.452%, 2/26/37 (k)	267,524
239	0.453%, 3/26/37 (k)	174,739
575	0.465%, 1/26/51 (k)	549,567
143	5.50%, 8/26/47	149,604
3,041	NCUA Guaranteed Notes Trust, 0.603%, 10/7/20, CMO (k)	3,057,466
858	Nomura Asset Acceptance Corp., 7.50%, 3/25/34, CMO (a)(c)	921,083
1,190	Nomura Asset Acceptance Corp. Alternative Loan Trust, 5.19%, 2/25/36, CMO (k)	1,006,831
	Residential Accredit Loans, Inc., CMO (k),
733	0.325%, 12/25/36	571,221
291	0.355%, 5/25/47	245,024
232	0.365%, 6/25/37	175,107
760	0.405%, 8/25/37	608,417
325	0.455%, 8/25/35	263,624
252	0.555%, 10/25/45	198,000
712	3.136%, 2/25/35	581,282
228	3.588%, 2/25/36	166,595
325	8.00%, 4/25/36	297,042
	Residential Asset Securitization Trust, CMO,
306	6.00%, 6/25/36	226,020
195	6.00%, 11/25/36	146,103
190	6.00%, 3/25/37	148,160
133	6.25%, 11/25/36	102,371
1,559	6.50%, 4/25/37	983,780
	Residential Funding Mortgage Securities I, CMO,
2,055	3.395%, 3/25/35 (k)	1,722,076
146	5.50%, 2/25/35	146,500
583	6.00%, 9/25/36	538,169
	Structured Adjustable Rate Mortgage Loan Trust, CMO (k),
3,083	0.475%, 10/25/35	2,745,472
860	0.89%, 6/25/34	816,689
991	1.518%, 5/25/35	718,713
621	2.37%, 2/25/36	504,203
242	2.456%, 12/25/35	232,578
127	2.489%, 10/25/34	128,028
6,266	2.571%, 9/25/36	4,024,639
333	2.587%, 10/25/36	255,494
10	2.60%, 1/25/36	9,827
145	2.712%, 6/25/36	120,034
12	4.512%, 7/25/37	9,760
	Structured Asset Mortgage Investments II Trust, CMO (k),
338	0.285%, 3/25/37	264,131
150	0.335%, 9/25/47	130,879
514	0.345%, 6/25/36	424,901
1,051	0.345%, 7/25/46	879,395
1,638	0.355%, 5/25/36	1,234,932

2,386	0.365%, 9/25/47	1,595,416
1,332	0.375%, 5/25/46	799,738
145	0.415%, 5/25/46	34,899
838	0.856%, 3/19/34	785,306
378	0.856%, 2/19/35	369,734
1,169	1.614%, 2/25/36	1,061,537
835	Structured Asset Mortgage Investments Trust, 0.896%, 12/19/33, CMO (k)	804,895
107	Structured Asset Securities Corp. Mortgage Loan Trust, 0.505%, 2/25/35, CMO (k)	101,374
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, CMO (k),
3	1.842%, 5/25/32	3,029
5	2.218%, 1/25/32	5,059
195	2.391%, 2/25/34	192,062
2	2.516%, 2/25/32	2,256
107	2.708%, 8/25/32	106,022
736	Suntrust Adjustable Rate Mortgage Loan Trust, 6.004%, 2/25/37, CMO (k)	641,002
	Thornburg Mortgage Securities Trust, CMO (k),
120	0.795%, 9/25/43	118,316
120	0.895%, 9/25/44	116,858
231	3.817%, 9/25/37	229,919
204	Wachovia Mortgage Loan Trust LLC, 5.438%, 10/20/35, CMO (k)	205,210
	WaMu Mortgage Pass-Through Certificates, CMO (k),
18	0.425%, 12/25/45	17,132
559	0.475%, 1/25/45	539,458
453	0.525%, 11/25/34	438,338
438	0.565%, 11/25/45	397,678
2,386	0.578%, 10/25/44	2,329,592
1,249	0.645%, 11/25/34	1,168,456
336	0.868%, 6/25/47	145,468
1,286	0.928%, 7/25/47	1,131,890
50	1.318%, 11/25/42	49,395
429	2.167%, 11/25/46	429,718
299	2.316%, 8/25/36	264,808
875	2.413%, 8/25/33	909,512
353	4.082%, 12/25/36	329,643
	Washington Mutual Mortgage Pass-Through Certificates,
708	0.818%, 4/25/47, CMO (k)	580,747
1,035	0.888%, 4/25/47, CMO (k)	851,118
224	4.808%, 9/25/36, CMO	135,067
934	Washington Mutual Mortgage Pass-Through Certificates Trust, 0.605%, 5/25/35, CMO (k)	767,408
167	Wells Fargo Alternative Loan Trust, 2.591%, 7/25/37, CMO (k)	142,105
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
364	0.655%, 7/25/37 (k)	313,020
3,688	2.61%, 7/25/36 (k)	3,600,910
188	2.611%, 10/25/36 (k)	182,248
2,212	2.613%, 3/25/36 (k)	2,220,001
401	2.615%, 8/25/34 (k)	411,203
1,125	2.615%, 1/25/35 (k)	1,129,117
3,340	2.615%, 3/25/35 (k)	3,382,865
6,492	2.615%, 6/25/35 (k)	6,529,095
1,746	2.622%, 10/25/36 (k)	1,655,309
296	2.628%, 3/25/36 (k)	285,029
172	5.258%, 5/25/35 (k)	175,042
451	6.00%, 6/25/37	447,074

	Total Mortgage-Backed Securities (cost—$368,023,097)	382,698,877

ASSET-BACKED SECURITIES—6.6%
	Aames Mortgage Investment Trust (k),
200	0.932%, 10/25/35	158,682
700	1.352%, 6/25/35	550,434
	ABFC Trust (k),
689	0.265%, 1/25/37	431,836
435	0.315%, 1/25/37	274,157
261	0.375%, 1/25/37	165,550
354	1.155%, 6/25/37	250,958
192	Access Group, Inc., 1.534%, 10/27/25 (k)	193,543
	Accredited Mortgage Loan Trust (k),
270	0.285%, 2/25/37	258,627
1,100	0.415%, 9/25/36	925,908
200	0.63%, 9/25/35	151,256
	ACE Securities Corp. Home Equity Loan Trust (k),
418	0.265%, 12/25/36	191,268
604	0.295%, 7/25/36	433,543
1,064	0.31%, 8/25/36	935,884
172	0.315%, 5/25/36	147,876
200	0.455%, 2/25/36	177,490
200	0.592%, 11/25/35	158,760
1,800	0.625%, 10/25/35	1,526,614
200	0.775%, 2/25/36	162,334
100	0.805%, 7/25/35	85,567

190	1.055%, 12/25/34	177,271
233	1.13%, 6/25/34	220,755
	Aegis Asset-Backed Securities Trust (k),
200	0.585%, 12/25/35	136,001
200	0.635%, 6/25/35	136,253
300	0.852%, 3/25/35	234,696
200	1.155%, 3/25/35	178,261
400	Ameriquest Mortgage Securities Trust, 0.545%, 3/25/36 (k)	339,757
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates (k),
800	0.605%, 7/25/35	712,518
300	0.605%, 1/25/36	266,407
200	0.625%, 11/25/35	159,993
1,000	0.755%, 8/25/35	977,473
83	0.757%, 11/25/34	83,241
200	0.895%, 3/25/35	158,997
	Amortizing Residential Collateral Trust (k),
43	0.695%, 6/25/32	40,041
73	0.735%, 7/25/32	67,469
377	1.155%, 10/25/34	371,638
	Argent Securities Trust (k),
1,089	0.305%, 9/25/36	455,473
431	0.345%, 3/25/36	236,515
146	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, 0.385%, 1/25/36 (k)	99,991
	Asset-Backed Funding Certificates (k),
922	0.775%, 4/25/34	915,214
425	0.83%, 6/25/35	384,870
	Asset-Backed Securities Corp. Home Equity Loan Trust (k),
300	0.605%, 11/25/35	263,886
200	1.055%, 6/25/35	167,140
200	1.352%, 6/25/34	173,952
60	3.152%, 8/15/33	55,850
200	Basic Asset-Backed Securities Trust, 0.465%, 4/25/36 (k)	174,186
532	Bayview Financial Asset Trust, 0.555%, 12/25/39 (a)(c)(e)(k)	502,150
	Bear Stearns Asset-Backed Securities I Trust (k),
234	0.262%, 11/25/36	220,588
428	0.325%, 5/25/36	368,959
183	0.335%, 6/25/47	177,356
387	0.345%, 5/25/37	344,797
588	0.355%, 12/25/36	553,921
200	0.425%, 6/25/36	166,498
500	0.582%, 12/25/35	452,885
300	0.652%, 12/25/35	268,911
275	0.852%, 11/25/35	230,227
185	1.112%, 4/25/35	173,426
228	1.405%, 8/25/37	202,923
270	22.984%, 3/25/36, CMO (b)	301,212
	Bear Stearns Asset-Backed Securities Trust (k),
442	0.305%, 6/25/36	421,502
363	0.555%, 9/25/46	313,098
400	0.605%, 8/25/36	331,824
300	0.705%, 6/25/36	257,575
2,270	0.745%, 6/25/43	2,246,576
86	2.566%, 10/25/36	65,883
	Carrington Mortgage Loan Trust (k),
1,200	0.375%, 1/25/37	746,537
1,400	0.415%, 2/25/37	1,007,902
300	1.205%, 5/25/35	216,916
36	Cendant Mortgage Corp., 5.974%, 7/25/43 (a)(c)(k)	35,974
	Citigroup Mortgage Loan Trust, Inc.,
1,517	0.295%, 12/25/36 (k)	1,353,834
130	0.295%, 5/25/37 (k)	124,792
800	0.325%, 5/25/37 (k)	704,424
300	0.415%, 1/25/37 (k)	247,959
939	0.465%, 12/25/35 (k)	878,507
492	0.555%, 11/25/46 (a)(c)(k)	420,531
1,700	0.565%, 10/25/35 (k)	1,469,835
300	0.605%, 11/25/45 (a)(b)(c)(j)(k) (acquisition cost—$264,750; purchased 6/25/14)	268,503
562	0.615%, 9/25/35 (k)	560,056
300	0.635%, 9/25/35 (k)	279,311
500	0.645%, 9/25/35 (k)	369,554
200	0.775%, 5/25/35 (k)	157,372
254	5.723%, 5/25/36	174,640
	Conseco Financial Corp.,
2,412	6.18%, 4/1/30	2,486,841
1,595	6.81%, 12/1/28 (k)	1,693,404
587	6.87%, 4/1/30 (k)	625,902
1,000	7.06%, 2/1/31 (k)	1,028,744
39	7.40%, 6/15/27	39,277
139	7.55%, 1/15/29 (k)	145,490
	Countrywide Asset-Backed Certificates (k),
244	0.255%, 8/25/37	241,727

179	0.275%, 6/25/47	177,904
203	0.295%, 2/25/37	195,376
8,600	0.295%, 7/25/37	6,617,442
296	0.302%, 1/25/37	280,977
1,634	0.305%, 5/25/37	1,410,978
481	0.305%, 3/25/47	406,491
257	0.315%, 1/25/34	233,102
1,487	0.315%, 5/25/36	1,373,918
551	0.315%, 3/25/37	501,753
959	0.325%, 3/25/37	833,518
777	0.325%, 5/25/37	692,714
938	0.325%, 6/25/47	835,221
1,200	0.335%, 6/25/47	1,060,133
600	0.345%, 6/25/47	515,306
400	0.375%, 9/25/37	307,154
3,200	0.375%, 9/25/47	2,456,870
900	0.385%, 10/25/47	732,405
200	0.405%, 1/25/46	108,998
243	0.405%, 6/25/47	131,476
500	0.452%, 7/25/36	445,578
100	0.505%, 4/25/36	86,831
312	0.54%, 11/25/35	297,579
300	0.555%, 6/25/36	206,667
100	0.602%, 4/25/36	71,747
207	0.605%, 3/25/47 (a)(c)	141,366
600	0.612%, 5/25/36	491,650
3	0.625%, 11/25/33 (a)(c)	2,513
821	0.635%, 12/25/31	644,532
200	0.645%, 2/25/36	158,976
75	0.655%, 8/25/47	73,870
700	0.675%, 12/25/35	677,102
200	0.682%, 2/25/36	165,579
200	0.772%, 8/25/35	186,071
300	0.815%, 12/25/35	251,236
100	0.855%, 8/25/35	88,113
300	0.875%, 7/25/34	283,501
400	0.882%, 7/25/35	336,694
1,300	0.955%, 8/25/47	1,120,228
200	1.052%, 4/25/35	157,326
412	1.055%, 10/25/34	395,487
129	1.13%, 2/25/34	122,092
300	1.152%, 2/25/35	259,737
450	5.53%, 4/25/47	437,473
	Credit-Based Asset Servicing and Securitization LLC,
21	0.275%, 7/25/37 (a)(c)(k)	13,688
445	0.375%, 7/25/37 (a)(c)(k)	297,551
300	0.725%, 7/25/36 (a)(c)(k)	267,882
80	1.10%, 4/25/36 (k)	68,720
85	4.204%, 7/25/35	86,157
90	Delta Funding Home Equity Loan Trust, 0.792%, 8/15/30 (k)	75,258
279	Denver Arena Trust, 6.94%, 11/15/19 (a)(b)(c)(j) (acquisition cost—$284,861; purchased 12/19/05)	283,339
21	EMC Mortgage Loan Trust, 0.895%, 5/25/40 (a)(c)(k)	19,450
100	FFMLT Trust, 1.10%, 3/25/35 (k)	84,270
	First Franklin Mortgage Loan Trust (k),
450	0.295%, 12/25/36	278,123
204	0.305%, 7/25/36	194,052
448	0.315%, 4/25/36	361,705
400	0.395%, 4/25/36	264,099
400	0.395%, 8/25/36	277,048
280	0.515%, 10/25/35	261,607
200	0.515%, 11/25/35	127,774
532	0.595%, 4/25/35	531,958
435	0.605%, 6/25/36	396,840
300	0.645%, 9/25/35	276,354
557	0.665%, 9/25/35	550,036
1,000	0.965%, 4/25/35(a)(c)	940,608
501	1.025%, 9/25/34	443,058
122	1.355%, 1/25/35	97,727
948	1.58%, 10/25/34	747,478
	First NLC Trust (k),
80	0.225%, 8/25/37(a)(c)	44,325
1,377	0.612%, 5/25/35	1,175,481
6	First Plus Home Loan Owner Trust, 7.32%, 11/10/23 (e)	365
	Fremont Home Loan Trust (k),
467	0.305%, 10/25/36	244,073
357	0.305%, 1/25/37	167,214
266	0.315%, 8/25/36	121,924
93	0.325%, 2/25/36	80,561
1,272	0.325%, 2/25/37	767,851
300	0.425%, 2/25/36	183,895
100	0.645%, 7/25/35	88,531
17	0.945%, 12/25/29	16,206

465	GSAA Home Equity Trust, 0.275%, 4/25/47 (k)	361,855
	GSAMP Trust (k),
4,240	0.245%, 1/25/37	2,552,766
1,349	0.275%, 12/25/36	755,853
592	0.305%, 6/25/36	530,449
452	0.305%, 9/25/36	212,987
879	0.305%, 12/25/46	521,521
75	0.315%, 5/25/46	64,393
264	0.355%, 11/25/36	159,853
264	0.385%, 12/25/46	158,107
264	0.395%, 12/25/35	241,393
421	0.395%, 6/25/36	262,467
400	0.425%, 4/25/36	250,181
160	1.805%, 10/25/34	140,104
200	Home Equity Asset Trust, 1.25%, 5/25/35 (k)	163,432
	Home Equity Loan Trust (k),
800	0.385%, 4/25/37	481,789
500	0.495%, 4/25/37	306,129
	Home Equity Mortgage Loan Asset-Backed Trust (k),
691	0.295%, 11/25/36	569,310
500	0.315%, 11/25/36	315,259
	HSI Asset Securitization Corp. Trust (k),
323	0.265%, 12/25/36	160,132
1,474	0.325%, 12/25/36	728,915
982	0.375%, 12/25/36	490,692
300	0.545%, 11/25/35	214,435
500	IndyMac Residential Asset-Backed Trust, 0.475%, 4/25/47 (k)	362,697
500	IXIS Real Estate Capital Trust, 0.575%, 2/25/36 (k)	419,076
	JP Morgan Mortgage Acquisition Trust,
200	0.315%, 1/25/36 (k)	176,192
1,090	0.315%, 1/25/37 (k)	1,063,802
200	0.315%, 5/25/37 (k)	173,723
300	0.415%, 3/25/37 (k)	229,712
300	0.415%, 5/25/37 (k)	232,416
200	0.422%, 7/25/36 (k)	145,516
200	0.435%, 1/25/37 (k)	151,903
190	6.337%, 8/25/36	136,878
	JPMorgan Mortgage Acquisition Corp. (k),
513	0.335%, 2/25/36	492,976
560	0.385%, 5/25/35	546,192
	JPMorgan Mortgage Acquisition Trust (k),
593	0.312%, 5/25/36	575,206
1,104	0.322%, 4/25/36	1,061,796
300	0.422%, 4/25/36	257,664
700	0.422%, 5/25/36	581,104
	Lehman ABS Mortgage Loan Trust (a)(c)(k),
358	0.245%, 6/25/37	229,520
289	0.355%, 6/25/37	187,930
	Lehman XS Trust (k),
1,429	0.302%, 4/25/37	1,046,193
2,178	0.325%, 2/25/37	1,216,885
	Long Beach Mortgage Loan Trust (k),
300	0.535%, 8/25/45	283,480
600	0.585%, 11/25/35	518,474
406	0.995%, 7/25/31	393,586
500	1.205%, 6/25/35	395,724
200	1.43%, 2/25/35	156,490
632	1.58%, 3/25/32	589,615
396	MASTR Asset Securitization Trust, 0.655%, 10/25/35 (k)	277,216
	MASTR Asset-Backed Securities Trust (k),
253	0.265%, 8/25/36	140,388
417	0.305%, 8/25/36	233,320
569	0.335%, 2/25/36	335,988
244	0.395%, 6/25/36	139,039
250	0.395%, 8/25/36	142,210
300	0.455%, 1/25/36	281,920
300	0.535%, 1/25/36	215,743
146	0.905%, 12/25/34	134,281
431	Meritage Mortgage Loan Trust, 0.905%, 11/25/35 (k)	412,301
	Merrill Lynch Mortgage Investors Trust (k),
197	0.355%, 1/25/37	187,920
1,406	0.395%, 8/25/37	832,313
300	0.465%, 8/25/36	262,184
1,698	0.605%, 2/25/47	1,109,015
500	0.635%, 5/25/36	449,838
1,083	MESA Trust, 0.955%, 12/25/31 (a)(c)(k)	987,915
1,048	Mid-State Capital Corp. Trust, 6.005%, 8/15/37	1,105,386
	Morgan Stanley ABS Capital I, Inc. Trust (k),
127	0.225%, 10/25/36	76,991
188	0.295%, 10/25/36	118,894

356	0.295%, 11/25/36	253,294
812	0.305%, 6/25/36	679,639
486	0.305%, 9/25/36	280,176
300	0.305%, 10/25/36	209,760
1,876	0.305%, 11/25/36	1,267,969
552	0.335%, 3/25/37	326,749
189	0.355%, 2/25/37	122,729
444	0.375%, 11/25/36	320,001
552	0.405%, 3/25/37	329,840
558	0.465%, 12/25/35	504,946
190	1.055%, 5/25/34	174,049
300	1.085%, 3/25/35	285,510
200	1.205%, 4/25/35	155,719
400	1.405%, 7/25/37	257,794
1,609	1.805%, 3/25/34	1,448,315
2,000	Morgan Stanley Capital I, Inc. Trust, 0.445%, 1/25/36 (k)	1,787,580
400	Morgan Stanley Capital, Inc., 1.145%, 6/25/35 (k)	358,778
1,311	Morgan Stanley Dean Witter Capital I, Inc. Trust, 1.505%, 2/25/33 (k)	1,251,902
	Morgan Stanley Home Equity Loan Trust (k),
210	0.315%, 4/25/36	153,430
856	0.325%, 4/25/37	553,070
285	0.385%, 4/25/37	185,768
	Morgan Stanley Mortgage Loan Trust,
233	0.385%, 2/25/37 (k)	138,788
398	0.515%, 4/25/37 (k)	218,180
341	5.75%, 11/25/36 (k)	187,182
603	5.965%, 9/25/46	416,386
	New Century Home Equity Loan Trust (k),
93	0.385%, 2/25/36	92,942
305	0.405%, 12/25/35	299,234
493	0.435%, 10/25/35	486,560
1,000	0.605%, 6/25/35	928,137
	Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
200	0.565%, 2/25/36 (k)	171,211
206	6.032%, 10/25/36	116,969
	NovaStar Mortgage Funding Trust (k),
213	0.305%, 6/25/36	148,543
86	0.525%, 1/25/36	84,651
	Option One Mortgage Loan Asset-Backed Certificates Trust (k),
300	0.515%, 1/25/36	201,031
400	0.595%, 11/25/35	364,903
1,100	0.615%, 11/25/35	821,543
	Option One Mortgage Loan Trust (k),
97	0.295%, 1/25/37	58,872
246	0.325%, 5/25/37	150,916
389	0.375%, 1/25/37	237,303
182	0.485%, 4/25/37	111,260
400	0.665%, 8/25/35	308,674
297	Ownit Mortgage Loan Trust, 0.755%, 10/25/36 (k)	210,604
200	Park Place Securities, Inc., 0.645%, 9/25/35 (k)	163,101
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (k),
200	0.645%, 8/25/35	156,256
500	0.645%, 9/25/35	407,265
400	0.685%, 7/25/35	347,543
950	0.705%, 7/25/35	741,525
100	0.715%, 1/25/36	96,475
200	0.785%, 6/25/35	172,009
400	0.905%, 3/25/35	320,727
300	0.985%, 1/25/36	271,877
129	1.10%, 2/25/35	130,169
500	1.205%, 10/25/34	414,774
676	1.955%, 12/25/34	553,948
200	People’s Choice Home Loan Securities Trust, 0.875%, 5/25/35 (k)	181,960
491	People’s Financial Realty Mortgage Securities Trust, 0.295%, 9/25/36 (k)	200,091
	Popular ABS Mortgage Pass-Through Trust (k),
200	0.415%, 11/25/46	175,836
400	0.545%, 2/25/36	315,920
	RAAC (k),
130	0.455%, 6/25/44	114,142
835	0.505%, 11/25/46 (a)(c)	739,547
4,100	0.555%, 9/25/45	3,344,743
200	0.555%, 6/25/47	186,732
250	1.355%, 10/25/45 (a)(c)	226,659
600	1.655%, 9/25/47	490,877
	Residential Asset Mortgage Products, Inc.,
274	0.315%, 12/25/36 (k)	257,304
634	0.315%, 2/25/37 (k)	576,472
155	0.375%, 10/25/34 (k)	141,130
300	0.435%, 9/25/36 (k)	232,121
1,984	0.455%, 5/25/36 (k)	1,514,798
1,000	0.475%, 1/25/36 (k)	726,141

250	0.585%, 11/25/35 (k)	212,019
200	0.595%, 10/25/35 (k)	181,096
100	0.615%, 10/25/35 (k)	79,968
300	0.635%, 9/25/35 (k)	259,210
318	1.052%, 8/25/34 (k)	299,760
2,318	5.634%, 1/25/34	2,478,009
1,909	5.662%, 7/25/34	1,595,970
	Residential Asset Securities Corp. (k),
1,006	0.285%, 11/25/36	840,521
1,082	0.315%, 11/25/36	928,758
1,281	0.325%, 11/25/36	1,134,773
400	0.405%, 4/25/37	350,903
300	0.425%, 5/25/37	270,366
1,000	0.435%, 6/25/36	792,045
1,600	0.495%, 4/25/37	1,112,960
400	0.535%, 2/25/36	347,479
200	0.565%, 1/25/36	174,129
300	0.575%, 10/25/35	252,291
400	0.575%, 12/25/35	324,639
300	0.595%, 11/25/35	259,793
300	0.615%, 11/25/35	223,001
2,091	0.80%, 3/25/35	1,919,487
122	0.917%, 3/25/34	114,417
67	0.995%, 12/25/34	64,679
55	7.14%, 4/25/32	1,800
54	SACO I, Inc., 0.915%, 11/25/35 (k)	53,779
436	Salomon Mortgage Loan Trust, 1.055%, 11/25/33 (k)	414,495
	Securitized Asset-Backed Receivables LLC Trust,
314	0.245%, 7/25/36 (k)	155,184
689	0.295%, 5/25/36 (k)	403,230
307	0.315%, 7/25/36 (k)	153,660
263	0.395%, 7/25/36 (k)	133,302
1,528	0.405%, 5/25/36 (k)	908,874
365	0.425%, 3/25/36 (k)	293,171
412	0.435%, 8/25/35 (k)	406,290
400	0.595%, 8/25/35 (k)	249,077
232	0.83%, 1/25/35 (k)	211,746
188	1.115%, 1/25/36 (k)	150,941
88	3.512%, 1/25/36	65,964
	SG Mortgage Securities Trust (k),
36,150	0.315%, 7/25/36	16,032,860
1,000	0.605%, 10/25/35	803,880
	Soundview Home Loan Trust (k),
82	0.235%, 6/25/37	49,596
390	0.265%, 2/25/37	192,592
124	0.305%, 1/25/37	120,446
890	0.315%, 11/25/36	701,807
546	0.335%, 2/25/37	272,665
2,825	0.335%, 7/25/37	1,822,992
400	0.505%, 3/25/36	324,500
300	0.98%, 6/25/35	268,122
613	1.105%, 10/25/37	420,631
	South Carolina Student Loan Corp. (k),
334	0.777%, 3/1/18	334,691
3,600	0.977%, 3/2/20	3,623,184
600	1.227%, 9/3/24	610,182
	Specialty Underwriting & Residential Finance Trust (k),
185	0.305%, 9/25/37	109,344
1,100	0.305%, 11/25/37	643,217
300	0.425%, 4/25/37	164,152
600	0.805%, 12/25/35	557,462
	Structured Asset Investment Loan Trust (k),
503	0.305%, 9/25/36	405,350
1,039	0.345%, 3/25/36	935,964
313	0.455%, 1/25/36	233,872
600	1.055%, 5/25/35	489,238
140	1.28%, 7/25/33	133,814
	Structured Asset Securities Corp. Mortgage Loan Trust (k),
820	0.295%, 9/25/36	788,850
270	0.305%, 9/25/36	223,271
273	0.315%, 3/25/36	262,646
395	0.325%, 12/25/36	319,199
200	0.405%, 9/25/36	159,002
600	0.525%, 4/25/36 (a)(c)	513,109
536	1.055%, 8/25/37	500,909
1,505	1.155%, 8/25/37	1,414,096
700	Structured Asset Securities Corp. Trust, 0.615%, 9/25/35 (k)	470,783
300	Wells Fargo Home Equity Asset-Backed Securities, 0.485%, 5/25/36 (k)	238,376
	Wells Fargo Home Equity Asset-Backed Securities Trust (k),
1,000	0.785%, 8/25/35	872,100
200	0.785%, 11/25/35	177,120

	Total Asset-Backed Securities (cost—$179,824,106)	184,633,861

SOVEREIGN DEBT OBLIGATIONS—5.5%
Brazil—0.1%
1,400	Brazilian Development Bank, 3.375%, 9/26/16 (a)(c)	1,448,300

Canada—1.7%
CAD 53,300	Province of Ontario Canada, 2.85%, 6/2/23	48,879,927

China—0.3%
	Export-Import Bank of China,
$3,350	4.875%, 7/21/15	3,473,454
4,050	4.875%, 7/21/15 (a)(c)	4,199,332

		7,672,786

Korea (Republic of)—0.9%
21,900	Export-Import Bank of Korea, 5.125%, 6/29/20	24,610,848

Qatar—1.0%
	Qatar Government International Bond,
3,900	4.00%, 1/20/15 (a)(c)	3,960,840
10,200	5.25%, 1/20/20 (a)(c)	11,577,000
2,300	6.40%, 1/20/40 (a)(c)	2,866,375
9,500	6.55%, 4/9/19	11,447,500

		29,851,715

Slovenia—1.2%
€23,000	Slovenia Government International Bond, 4.70%, 11/1/16 (a)(c)	33,186,859

Venezuela—0.3%
$10,000	Venezuela Government International Bond, 9.25%, 5/7/28	8,125,000

	Total Sovereign Debt Obligations (cost—$152,888,003)	153,775,435

SHORT-TERM INVESTMENTS—2.2%
Repurchase Agreements—2.2%
57,600	Morgan Stanley & Co., Inc., dated 7/31/14, 0.13%, due 8/1/14, proceeds $57,600,208; collateralized by U.S. Treasury Bonds, 2.875%, due 5/15/43, valued at $59,035,397 including accrued interest	57,600,000
3,432	State Street Bank and Trust Co., dated 7/31/14, 0.00%, due 8/1/14, proceeds $3,432,000; collateralized by U.S. Treasury Notes, 0.875%, due 5/15/17, valued at $3,505,000 including accrued interest	3,432,000

	Total Repurchase Agreements (cost—$61,032,000)	61,032,000

U.S. Treasury Obligations (g)(l)- 0.0%
652	U.S. Treasury Bills, 0.05%-0.056%, 10/9/14-12/11/14 (cost—$651,903)	651,946

	Total Short-Term Investments (cost—$61,683,903)	61,683,946

Contracts/ Notional Amount (000s)
OPTIONS PURCHASED (m)—0.0%
	Call Options—0.0%
	U.S. Treasury Ultra Bond Futures, (CBOT),
2,020	strike price $187.00, expires 9/22/14	30,227
500	strike price $188.00, expires 9/22/14	7,489
500	strike price $190.00, expires 9/22/14	7,501

		45,217

	Put Options—0.0%
	Fannie Mae, (OTC),
280,000,000	strike price $94.50, expires 8/5/14		3
50,000,000	strike price $87.00, expires 9/4/14		1
123,000,000	strike price $92.25, expires 9/4/14		1
296,000,000	strike price $93.00, expires 9/4/14		3
100,000,000	strike price $87.00, expires 10/7/14		10
28,000,000	strike price $90.00, expires 10/7/14		61

			79

	Total Options Purchased (cost—$62,025)		45,296

	Total Investments, before options written (cost—$5,850,442,266) (n)—212.9%		5,941,579,761

OPTIONS WRITTEN (m)—(0.0)%
	Call Options—(0.0)%
93,000	U.S. Dollar versus Indian Rupee, (OTC), strike price $62.909, expires 9/17/14 (premiums received—$781,200)		(250,356)

	Total Investments, net of options written (cost—$5,849,661,066)	212.9%	5,941,329,405

	Other liabilities in excess of other assets	(112.9)	(3,150,998,376)

	Net Assets	100.0%	$2,790,331,029

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $683,617,419, representing 24.5% of net assets.
(b)	Illiquid.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after July 31, 2014.
(e)	Fair-Valued—Securities with an aggregate value of $1,340,341, representing less than 0.05% of net assets.
(f)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives and/or when-issued or delayed-delivery securities.
(h)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(i)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)	Restricted. The aggregate acquisition cost of such securities is $89,845,053. The aggregate value is $90,218,484, representing 3.2% of net assets.
(k)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on July 31, 2014.
(l)	Rates reflect the effective yields at purchase date.
(m)	Non-income producing.
(n)	At July 31, 2014, the cost basis of portfolio securities (before options written) for federal income tax purposes was $5,850,442,266. Gross unrealized appreciation was $128,941,686; gross unrealized depreciation was $37,804,191; and net unrealized appreciation was $91,137,495. The difference between book and tax cost was attributable to wash sale loss deferrals and sale-buyback adjustments.

(o)	Futures contracts outstanding at July 31, 2014:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Futures Euro-90 day	3,000	$745,387	6/15/15	$2,507,977
	Financial Futures Euro-90 day	6,747	1,672,413	9/14/15	(1,680,057)
Short:	U.S. Treasury Ultra Long-Term Bond	(2,648)	(399,434)	9/19/14	(6,363,107)

					$(5,535,187)

(p)	Transactions in options written for the nine months ended July 31, 2014:

	Contracts	Notional Amount (000s)	Premiums
Options outstanding, October 31, 2013	536	$12,874,000	$26,745,555
Options written	—	1,786,100	8,720,508
Options terminated in closing transactions	—	(12,790,800)	(27,688,203)
Options expired	(536)	(1,776,300)	(6,996,660)

Options outstanding, July 31, 2014	—	$93,000	$781,200

(q)	Credit default swap agreements outstanding at July 31, 2014:

OTC buy protection swap agreements(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(4)	Credit Spread(3)	Termination Date	Payments Made	Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America:
Macy’s	$5,000	0.07%	9/20/15	(7.06)%	$(443,481)	$—	$(443,481)

OTC sell protection swap agreements(2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(4)	Credit Spread(3)	Termination Date	Payments Received	Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation
Deutsche Bank:
BP Capital Markets	€8,200	0.56%	12/20/18	1.00%	$222,188	$217,741	$4,447
Goldman Sachs:
Bank of America Corp.	$30,000	0.57%	3/20/18	1.00%	494,405	(316,073)	810,478
California State Municipal Bond	25,000	0.37%	12/20/18	1.60%	1,353,396	—	1,353,396
California State Municipal Bond	11,000	0.37%	12/20/18	1.75%	667,609	—	667,609
Connecticut State Municipal Bond	9,000	0.95%	3/20/21	1.60%	358,758	—	358,758

					$3,096,356	$(98,332)	$3,194,688

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This represents the maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2014 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(r)	Interest rate swap agreements outstanding at July 31, 2014:

OTC swap agreements:

	Notional		Rate Type				Unrealized
Swap Counterparty	Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Upfront Premiums Received	Appreciation (Depreciation)
Bank of America	MXN 40,400	2/7/19	28-Day Mexico Interbank TIIE Banxico	8.30%	$417,285	$—	$417,285
Barclays Bank	189,600	1/28/15	28-Day Mexico Interbank TIIE Banxico	7.34%	314,508	(35)	314,543
Barclays Bank	BRL 34,400	1/2/17	BRL-CDI-Compounded	8.18%	(1,021,411)	(45,824)	(975,587)
Deutsche Bank	61,000	1/2/17	BRL-CDI-Compounded	8.29%	(1,736,957)	(71,953)	(1,665,004)
HSBC Bank	MXN 99,400	1/28/15	28-Day Mexico Interbank TIIE Banxico	7.33%	164,477	(6,855)	171,332
Morgan Stanley	BRL 13,600	1/2/17	BRL-CDI-Compounded	8.22%	(396,341)	(20,529)	(375,812)
UBS	143,900	1/2/17	BRL-CDI-Compounded	8.90%	(2,991,357)	—	(2,991,357)

					$(5,249,796)	$(145,196)	$(5,104,600)

Centrally cleared swap agreements:

			Rate Type
Broker (Exchange)	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Unrealized Depreciation
Credit Suisse First Boston (CME)	¥7,290,000	9/18/23	1.00%	6-Month JPY-LIBOR	$(2,858,751)	$(1,310,887)

(s)	Forward foreign currency contracts outstanding at July 31, 2014:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value July 31, 2014	Unrealized Appreciation (Depreciation)
Purchased:
42,661,000 Australian Dollar settling 8/5/14	Deutsche Bank	$40,141,570	$39,644,859	$(496,711)
42,661,000 Australian Dollar settling 9/3/14	JPMorgan Chase	40,041,905	39,565,430	(476,475)
4,944,774 Brazilian Real settling 8/4/14	Barclays Bank	2,180,813	2,179,515	(1,298)
4,944,774 Brazilian Real settling 9/3/14	Barclays Bank	2,193,680	2,160,393	(33,287)
4,944,774 Brazilian Real settling 8/4/14	JPMorgan Chase	2,188,874	2,179,515	(9,359)
1,444,000 Euro settling 8/5/14	Bank of America	1,962,396	1,933,595	(28,801)
80,439,000 Euro settling 9/3/14	Citigroup	108,116,048	107,721,977	(394,071)
99,195,000 Euro settling 8/5/14	Deutsche Bank	134,832,292	132,827,499	(2,004,793)
221,500,000 Japanese Yen settling 8/5/14	UBS	2,151,530	2,153,320	1,790
10,572,926 Mexican Peso settling 12/18/14	Bank of America	806,970	792,110	(14,860)
2,808,322 Mexican Peso settling 12/18/14	BNP Paribas	214,000	210,396	(3,604)
72,715,301 Mexican Peso settling 8/25/14	Goldman Sachs	5,520,236	5,491,818	(28,418)
Sold:
42,661,000 Australian Dollar settling 8/5/14	JPMorgan Chase	40,121,843	39,644,859	476,984
4,944,774 Brazilian Real settling 8/4/14	Barclays Bank	2,212,427	2,179,515	32,912
4,944,774 Brazilian Real settling 8/4/14	JPMorgan Chase	2,180,813	2,179,515	1,298
30,068,000 British Pound settling 9/11/14	Bank of America	50,895,202	50,748,198	147,004
50,303,000 Canadian Dollar settling 9/18/14	Citigroup	46,201,083	46,082,815	118,268
20,200,000 Euro settling 8/5/14	BNP Paribas	27,467,697	27,048,898	418,799
82,916,000 Euro settling 9/3/14	BNP Paribas	111,419,701	111,039,116	380,585
80,439,000 Euro settling 8/5/14	Citigroup	108,110,016	107,712,195	397,821
2,249,000 Euro settling 9/3/14	Deutsche Bank	3,022,438	3,011,807	10,631
10,087,000 Euro settling 9/3/14	Goldman Sachs	13,499,654	13,508,268	(8,614)
76,600,000 Japanese Yen settling 8/5/14	BNP Paribas	756,016	744,670	11,346
144,900,000 Japanese Yen settling 8/5/14	JPMorgan Chase	1,427,085	1,408,650	18,435
221,500,000 Japanese Yen settling 9/3/14	UBS	2,151,864	2,153,676	(1,812)

				$(1,486,230)

(t)	At July 31, 2014, the Portfolio held $6,125,000 in cash as collateral and pledged cash collateral of $52,000 for derivative contracts. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy.
(u)	Open reverse repurchase agreements at July 31, 2014:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.12%	7/16/14	8/18/14	$267,807,782	$267,793,500
	0.12	7/30/14	8/13/14	157,241,048	157,240,000
Deutsche Bank	0.10	7/10/14	8/11/14	283,930,850	283,913,500
	0.10	7/21/14	8/4/14	103,202,903	103,199,750
	0.11	7/18/14	8/19/14	140,121,369	140,115,375
	0.12	7/30/14	9/2/14	95,023,133	95,022,500
JPMorgan Chase	0.12	7/7/14	8/7/14	332,938,991	332,911,248
Royal Bank of Scotland	0.10	7/9/14	8/11/14	125,521,019	125,513,000
	0.12	7/11/14	8/11/14	262,192,477	262,174,125
	0.13	7/31/14	8/20/14	80,972,910	80,972,910

					$1,848,855,908

(v)	The weighted average daily balance of reverse repurchase agreements during the nine months ended July 31, 2014 was $1,119,892,872, at a weighted average interest rate of 0.09%. Total value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at July 31, 2014 was $1,833,037,703.
(w)	The weighted average borrowing for sale-buybacks during the nine months ended July 31, 2014 was $161,326,190 at a weighted average interest rate of 0.05%.

Glossary:

ABS—Asset-Backed Securities

BRL—Brazilian Real

£—British Pound

CAD—Canadian Dollar

CBOT—Chicago Board of Trade

CDI—Inter-Bank Deposit Certificate

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

CP—Certificates of Participation

€—Euro

FRN—Floating Rate Note

GO—General Obligation Bond

JPY/¥—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

MXN—Mexican Peso

OTC—Over-the-Counter

TBA—To Be Announced

TIIE—Inter-Bank Equilibrium Interest Rate

Schedule of Investments

Fixed Income SHares: Series R

July 31, 2014 (unaudited)

Principal Amount (000s)		Value*
U.S. TREASURY OBLIGATIONS—98.4%
	U.S. Treasury Inflation Indexed Bonds (e),
$946	0.125%, 1/15/22	$947,212
9,805	1.375%, 2/15/44 (d)	10,868,706
44,396	1.75%, 1/15/28	51,159,574
599	2.00%, 1/15/26	704,300
2,145	2.375%, 1/15/25	2,589,211
1,062	2.375%, 1/15/27	1,301,035
4,986	2.50%, 1/15/29	6,300,659
463	3.875%, 4/15/29	677,187
	U.S. Treasury Inflation Indexed Notes (e),
3,983	0.125%, 4/15/17 (d)(f)	4,088,610
18,860	0.125%, 4/15/18 (d)	19,323,859
6,930	0.125%, 7/15/22	6,942,393
4,741	0.125%, 1/15/23	4,703,867
3,512	0.125%, 7/15/24 (d)	3,456,039
1,227	0.375%, 7/15/23	1,245,313
11,533	0.50%, 4/15/15 (d)(f)	11,646,741
3,166	0.625%, 7/15/21	3,312,668
1,577	1.125%, 1/15/21	1,695,308
39,161	1.25%, 7/15/20 (d)(f)	42,586,049
330	1.375%, 1/15/20 (f)	359,072
3,182	1.875%, 7/15/15 (d)(f)	3,287,197
8,481	1.875%, 7/15/19 (d)(f)	9,461,088
22,541	2.625%, 7/15/17 (d)	24,997,783
	U.S. Treasury Notes,
538	0.25%, 1/15/15 (f)	538,462
512	0.25%, 1/31/15 (f)	512,480
17,100	2.25%, 7/31/21	17,112,023

	Total U.S. Treasury Obligations (cost—$231,249,713)	229,816,836

SOVEREIGN DEBT OBLIGATIONS—24.4%
Australia—1.3%
	New South Wales Treasury Corp. (e),
AUD 1,600	2.50%, 11/20/35, Ser. CI-B2	1,969,008
800	2.75%, 11/20/25, Ser. CI-B1	1,014,524

		2,983,532

Denmark—3.2%
DKK 40,459	Denmark I/L Government Bond, 0.10%, 11/15/23, Ser. B (e)	7,378,792

France—2.2%
	France Government Bond, OAT,
€2,188	0.25%, 7/25/18 (e)	3,027,185
201	0.70%, 7/25/30 (e)	281,802
1,200	2.25%, 5/25/24	1,724,151

		5,033,138

Germany—3.4%
5,748	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18 (e)	8,047,830

Ireland—0.4%
$900	VEB Finance PLC for Vnesheconombank, 5.45%, 11/22/17 (a)(c)	891,000

Italy—6.4%
	Italy Buoni Poliennali Del Tesoro,
€3,038	1.70%, 9/15/18 (e)	4,280,477
107	2.10%, 9/15/16 (e)	149,304
1,519	2.10%, 9/15/21 (e)	2,203,055
3,725	2.35%, 9/15/24 (a)(c)(e)	5,402,919
200	2.45%, 3/26/16 (e)	276,915
300	2.55%, 10/22/16 (e)	419,334
212	3.10%, 9/15/26 (e)	328,429
1,100	4.75%, 9/15/16	1,602,129
200	5.50%, 11/1/22	331,155

		14,993,717

Mexico—0.4%
MXN 1,200	Mexican Bonos de Proteccion al Ahorro, 3.01%, 6/29/17 (e)(g)	90,727
9,765	Mexican Udibonos, 4.00%, 11/15/40, Ser. S (e)	825,300

		916,027

New Zealand—0.6%
	New Zealand Government Bond (e),
NZD 500	2.00%, 9/20/25	418,508
1,200	3.00%, 9/20/30 (b)	1,076,838

		1,495,346

Spain—6.0%
€8,500	Spain Government Bond, 5.40%, 1/31/23 (a)(c)	14,126,564

United Kingdom—0.5%
	United Kingdom Gilt Inflation Linked, Ser. 3-MO (e),
£100	0.125%, 3/22/58	186,313
109	0.375%, 3/22/62	227,863
266	1.25%, 11/22/55	711,940

		1,126,116

	Total Sovereign Debt Obligations (cost—$56,298,806)	56,992,062

CORPORATE BONDS & NOTES—12.1%
Airlines—2.1%
$5,000	United Airlines, Inc., 6.75%, 9/15/15 (a)(c)	5,031,250

Banking—3.1%
700	Ally Financial, Inc., 2.427%, 12/1/14 (g)	700,901
4,400	BNP Paribas, 0.683%, 5/7/17 (g)	4,400,579
300	CIT Group, Inc., 4.75%, 2/15/15 (a)(c)	304,313
£770	LBG Capital No. 2 PLC, 15.00%, 12/21/19	1,891,486

		7,297,279

Diversified Financial Services—0.3%
€100	IM Cedulas 4, 3.75%, 3/11/15	136,413
$500	International Lease Finance Corp., 6.50%, 9/1/14 (a)(c)	501,875

		638,288

Insurance—4.4%
3,000	Marsh & McLennan Cos., Inc., 9.25%, 4/15/19	3,885,867
6,100	Stone Street Trust, 5.902%, 12/15/15 (a)(c)	6,470,508

		10,356,375

Media—2.2%
5,000	DISH DBS Corp., 6.625%, 10/1/14	5,037,500

	Total Corporate Bonds & Notes (cost—$26,988,820)	28,360,692

MORTGAGE-BACKED SECURITIES—8.9%
	Bear Stearns Adjustable Rate Mortgage Trust, CMO (g),
21	2.166%, 8/25/35	21,316
16	2.528%, 3/25/35	16,318
64	2.58%, 3/25/35	65,211
	Citigroup Mortgage Loan Trust, Inc., CMO (g),
26	2.20%, 9/25/35	25,768
43	2.28%, 9/25/35	43,445
636	2.885%, 9/25/37	540,457
4,829	Commercial Mortgage Trust, 3.156%, 7/10/46, CMO (a)(c)	4,922,946
	Countrywide Alternative Loan Trust, CMO (g),
2,111	0.351%, 12/20/46	1,673,688
477	1.118%, 2/25/36	436,215
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO (g),
17	0.495%, 6/25/35 (a)(c)	15,630
620	2.479%, 4/20/35	629,578
£538	Granite Mortgages PLC, 0.874%, 3/20/44, CMO (g)	905,735
$91	GSR Mortgage Loan Trust, 2.658%, 9/25/35, CMO (g)	92,333
579	Merrill Lynch Mortgage Investors Trust, 1.572%, 10/25/35, CMO (g)	572,552
	NCUA Guaranteed Notes Trust, CMO,
3,326	0.526%, 11/6/17 (g)	3,333,817
6,585	2.65%, 10/29/20	6,746,592
338	Residential Accredit Loans, Inc., zero coupon, 6/25/46, CMO (g)	158,782
AUD 578	Swan Trust, 3.94%, 4/25/41, CMO (g)	542,257

	Total Mortgage-Backed Securities (cost—$19,916,070)	20,742,640

ASSET-BACKED SECURITIES—0.9%
$286	Bear Stearns Asset-Backed Securities I Trust, 1.155%, 10/25/37 (g)		268,224
346	Citigroup Mortgage Loan Trust, Inc., 0.235%, 1/25/37 (g)		220,824
185	JPMorgan Mortgage Acquisition Corp., 0.89%, 7/25/35 (g)		183,850
€245	Magi Funding PLC, 0.677%, 4/11/21 (a)(c)(g)		326,019
$152	Massachusetts Educational Financing Auth., 1.184%, 4/25/38 (g)		153,533
61	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, 0.575%, 6/25/35 (g)		61,426
400	Residential Asset Securities Corp., 0.575%, 12/25/35 (g)		324,639
359	Saxon Asset Securities Trust, 4.034%, 6/25/33		364,634
113	Structured Asset Securities Corp. Mortgage Loan Trust, 1.155%, 8/25/37 (g)		106,057
€120	Wood Street CLO II BV, 0.666%, 3/29/21 (a)(c)(g)		159,457

	Total Asset-Backed Securities (cost-$2,161,602)		2,168,663

U.S. GOVERNMENT AGENCY SECURITIES (g)- 0.2%
	Fannie Mae,
$183	0.60%, 2/25/37, CMO		183,485
9	1.323%, 10/1/44, MBS		9,008
	Freddie Mac, MBS,
121	2.094%, 7/1/36		128,343
128	2.135%, 9/1/36		135,061

	Total U.S. Government Agency Securities (cost—$441,608)		455,897

SHORT-TERM INVESTMENTS—0.4%
U.S. Treasury Obligations (f)(h)—0.2%
449	U.S. Treasury Bills, 0.046%-0.051%, 10/9/14-10/30/14 (cost—$448,950)		448,976

Repurchase Agreements—0.1%
318	State Street Bank and Trust Co., dated 7/31/14, 0.00%, due 8/1/14, proceeds $318,000; collateralized by U.S. Treasury Notes, 0.875%, due 5/15/17, valued at $325,000 including accrued interest (cost—$318,000)		318,000

Sovereign Debt Obligation—0.1%
Greece—0.1%
€100	Hellenic Republic Treasury Bills, 2.163%, 8/18/14 (cost—$136,943)		133,771

	Total Short-Term Investments (cost—$903,893)		900,747

Contracts/ Notional Amount (000s)
OPTIONS PURCHASED (i)—0.0%
Put Options—0.0%
$601	U.S. Treasury 5-Year Note Futures, (CBOT), strike price $114.50, expires 9/22/14 (cost—$5,577)		4,554

Total Investments, before options written (cost—$337,966,089)—145.3%			339,442,091

OPTIONS WRITTEN (i)—(0.0)%
Call Options—(0.0)%
6,500	Inflation Cap CPURNSA Index (OTC), Exercise Index=Maximum of ((Index Final/Index Initial—1)—4.00%) or 0, strike index 4, expires 4/22/24		(32,283)
500	Inflation Cap CPURNSA Index (OTC), Exercise Index=Maximum of ((Index Final/Index Initial—1)—5.00%) or 0, strike index 4, expires 5/16/24		(2,582)
370	U.S. Dollar versus Brazilian Real, (OTC), strike price $2.68, expires 7/1/15		(10,701)

			(45,566)

Put Options—(0.0)%
2,000	CDX.IG22 5-Year Index (OTC), strike price $0.90, expires 12/17/14		(28)
	Inflation Floor CPURNSA Index (OTC), Exercise Index=Maximum of ((1+0.00%)^10-(Index Final/Index Initial)) or $0,
1,800	strike index 0.001, expires 1/22/18		(3,782)
32,200	strike index 0.001, expires 4/7/20		(18,709)
1,500	strike index 0.001, expires 9/29/20		(860)
	iTraxx EU21 5Y Index (OTC),
€4,100	strike price $0.95, expires 9/17/14		(1,708)
4,900	strike price $1.10, expires 9/17/14		(870)
4,000	strike price $0.85, expires 12/17/14		(12,721)
3,300	strike price $0.95, expires 12/17/14		(7,408)

			(46,086)

	Total Options Written (premiums received-$435,194)		(91,652)

	Total Investments, net of options written (cost-$337,530,895) (j)	145.3%	339,350,439

	Other liabilities in excess of other assets	(45.3)	(105,722,731)

	Net Assets	100.0%	$233,627,708

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $38,152,481, representing 16.3% of net assets.
(b)	Illiquid.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after July 31, 2014.
(e)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives and/or when-issued or delayed-delivery securities.
(g)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on July 31, 2014.
(h)	Rates reflect the effective yields at purchase date.
(i)	Non-income producing.
(j)	At July 31, 2014, the cost basis of portfolio securities (before options written) for federal income tax purposes was $337,966,089. Gross unrealized appreciation was $5,206,016; gross unrealized depreciation was $3,730,014; and net unrealized appreciation was $1,476,002. The difference between book and tax cost was attributable to wash sale loss deferrals.

(k)	Futures contracts outstanding at July 31, 2014:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long:	5-Year U.S. Treasury Note Futures	601	$71,420	9/30/14	$(472,905)
Short:	10-Year Euro-Bund	(49)	(9,710)	9/8/14	(3,176)

					$(476,081)

(l)	Transactions in options written for the nine months ended July 31, 2014:

	Contracts	Notional Amount (000s)	Notional Amount (000s)	Premiums
Options outstanding, October 31, 2013	93	$262,500	€56,000	$1,638,067
Options written	90	96,566	53,300	769,170
Options terminated in closing transactions	—	(53,900)	(15,600)	(234,030)
Options expired	(93)	(260,296)	(46,700)	(1,622,710)
Options exercised	(90)	—	(30,700)	(115,303)

Options outstanding, July 31, 2014	—	$44,870	€16,300	$435,194

(m)	Credit default swap agreements outstanding at July 31, 2014:

OTC buy protection swap agreements(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(4)	Credit Spread(3)	Termination Date	Payments Made	Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America:
Marsh & McLennan Cos., Inc.	$3,000	0.33%	6/20/19	(0.90)%	$(84,070)	$—	$(84,070)
Goldman Sachs:
RPM International, Inc.	1,000	0.44%	3/20/18	(1.50)%	(39,728)	—	(39,728)

					$(123,798)	$—	$(123,798)

OTC sell protection swap agreements(2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(4)	Credit Spread(3)	Termination Date	Payments Received	Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
Brazilian Government International Bond	$100	1.46%	3/20/19	1.00%	$(1,911)	$(5,135)	$3,224
BNP Paribas:
Italy Government International Bond	6,800	0.96%	3/20/19	1.00%	19,374	(117,653)	137,027
Citigroup:
Russian Federation Government International Bond	400	2.28%	3/20/19	1.00%	(21,592)	(33,435)	11,843
Deutsche Bank:
Brazilian Government International Bond	2,400	1.46%	3/20/19	1.00%	(45,871)	(121,067)	75,196
Goldman Sachs:
Russian Federation Government International Bond	1,200	2.38%	9/20/19	1.00%	(76,464)	(61,959)	(14,505)
HSBC Bank:
Petrobras International Finance Co.—Pifco	2,000	0.86%	9/20/15	1.00%	5,426	(63,728)	69,154
Spain Government International Bond	1,600	0.65%	3/20/19	1.00%	26,684	(12,075)	38,759
JPMorgan Chase:
Brazilian Government International Bond	900	1.46%	3/20/19	1.00%	(17,201)	(45,809)	28,608
HSBC Bank	4,500	0.53%	6/20/19	1.00%	105,226	55,872	49,354
Russian Federation Government International Bond	100	2.38%	9/20/19	1.00%	(6,371)	(5,592)	(779)
Morgan Stanley:
Brazilian Government International Bond	2,500	1.46%	3/20/19	1.00%	(47,782)	(127,248)	79,466
Spain Government International Bond	3,000	0.65%	3/20/19	1.00%	50,033	(18,418)	68,451

					$(10,449)	$(556,247)	$545,798

Centrally cleared sell protection swap agreements(2):

Broker (Exchange)/ Referenced Debt Issuer	Notional Amount (000s)(4)	Credit Spread(3)	Termination Date	Payments Received	Value(5)	Unrealized Appreciation
Barclays Bank (ICE):
Dow Jones CDX.IT-21 5-Year Index	$7,400	0.65%	6/20/19	1.00%	$173,949	$17,026
Credit Suisse First Boston (ICE):
Dow Jones CDX.IT-21 10-Year Index	1,300	1.04%	6/20/24	1.00%	(5,071)	25,315
Dow Jones CDX.IT-21 5-Year Index	9,050	0.65%	6/20/19	1.00%	212,734	34,755

					$381,612	$77,096

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This represents the maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2014 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	Interest rate swap agreements outstanding at July 31, 2014:

OTC swap agreements:

	Notional Amount (000s)	Termination Date	Rate Type		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty			Payments Made	Payments Received
Citigroup	$15,000	7/15/17	2.25%	3-Month USD-CPURNSA Index	$(219,431)	$3,600	$(223,031)
Deutsche Bank	11,800	11/5/16	1.86%	3-Month USD-CPURNSA Index	88,556	—	88,556
Deutsche Bank	8,200	1/28/17	2.36%	3-Month USD-CPURNSA Index	(126,957)	—	(126,957)
Deutsche Bank	AUD 4,400	6/18/19	3-Month AUD-LIBOR	4.00%	141,570	10,226	131,344
Deutsche Bank	$5,000	7/15/22	2.50%	3-Month USD-CPURNSA Index	(82,689)	102,720	(185,409)
Goldman Sachs	23,000	4/15/16	1.73%	3-Month USD-CPURNSA Index	118,128	(48,721)	166,849
Goldman Sachs	1,100	4/15/16	1.73%	3-Month USD-CPURNSA Index	5,650	—	5,650
Goldman Sachs	BRL 28,800	1/2/17	BRL-CDI-Compounded	8.30%	(794,652)	13,464	(808,116)
Goldman Sachs	100	1/2/17	BRL-CDI-Compounded	10.91%	39	(27)	66
Goldman Sachs	$5,300	4/15/18	2.03%	3-Month USD-CPURNSA Index	21,142	—	21,142
Morgan Stanley	BRL 1,700	1/2/17	BRL-CDI-Compounded	8.22%	(49,543)	(90)	(49,453)

Royal Bank of Scotland	$7,800	10/31/16	1.93%	3-Month USD-CPURNSA Index	40,835	—	40,835
Royal Bank of Scotland	4,100	7/15/17	2.25%	3-Month USD-CPURNSA Index	(59,977)	14,487	(74,464)
UBS	BRL 37,200	1/2/17	BRL-CDI-Compounded	8.15%	(1,120,363)	(36,909)	(1,083,454)

					$(2,037,692)	$58,750	$(2,096,442)

Centrally cleared swap agreements:

			Rate Type
Broker (Exchange)	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Unrealized Appreciation (Depreciation)
Barclays Bank (CME)	¥310,000	9/18/23	1.00%	6-Month JPY-LIBOR	$(121,566)	$(77,155)
Barclays Bank (CME)	$2,900	6/19/43	2.75%	3-Month USD-LIBOR	300,810	127,045
Citigroup (CME)	21,000	12/18/43	3.50%	3-Month USD-LIBOR	(923,723)	(1,779,963)
Credit Suisse First Boston (CME)	¥810,000	9/18/23	1.00%	6-Month JPY-LIBOR	(317,639)	(269,892)
Credit Suisse First Boston (CME)	€3,400	1/29/24	2.00%	3-Month USD-LIBOR	(322,716)	(295,114)
Credit Suisse First Boston (CME)	$2,500	12/18/43	3.50%	3-Month USD-LIBOR	(109,967)	(198,014)
Credit Suisse First Boston (CME)	€1,700	9/17/44	2.75%	3-Month USD-LIBOR	(352,131)	(279,990)
Credit Suisse First Boston (CME)	$3,300	12/17/44	3.50%	3-Month USD-LIBOR	(91,239)	(88,533)
Deutsche Bank (CME)	€24,600	1/17/16	0.55%	3-Month USD-LIBOR	(141,508)	(111,545)
Morgan Stanley (CME)	¥620,000	9/18/23	1.00%	6-Month JPY-LIBOR	(243,132)	(206,128)
Morgan Stanley (CME)	$1,800	6/19/43	2.75%	3-Month USD-LIBOR	186,710	78,856
Morgan Stanley (CME)	€200	9/17/44	2.75%	3-Month USD-LIBOR	(41,427)	(30,395)

					$(2,177,528)	$(3,130,828)

(o)	Forward foreign currency contracts outstanding at July 31, 2014:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value July 31, 2014	Unrealized Appreciation (Depreciation)
Purchased:
6,107,000 Australian Dollar settling 8/5/14	Deutsche Bank	$5,720,720	$5,675,234	$(45,486)
4,631,000 Australian Dollar settling 8/5/14	JPMorgan Chase	4,355,365	4,303,587	(51,778)
8,594,117 Brazilian Real settling 8/4/14	Barclays Bank	3,790,295	3,788,040	(2,255)
8,594,117 Brazilian Real settling 9/3/14	Barclays Bank	3,812,660	3,754,807	(57,853)
632,391 Brazilian Real settling 8/4/14	BNP Paribas	278,906	278,740	(166)
131,157 Brazilian Real settling 8/4/14	Deutsche Bank	57,844	57,810	(34)
8,725,274 Brazilian Real settling 8/4/14	JPMorgan Chase	3,862,365	3,845,851	(16,514)
632,391 Brazilian Real settling 8/4/14	Morgan Stanley	284,221	278,740	(5,481)
138,000 British Pound settling 9/11/14	Barclays Bank	236,518	232,914	(3,604)
3,409,000 Euro settling 8/5/14	Barclays Bank	4,613,281	4,564,836	(48,445)
498,000 Euro settling 8/5/14	BNP Paribas	676,438	666,849	(9,589)
891,000 Euro settling 9/3/14	BNP Paribas	1,197,296	1,193,206	(4,090)
36,844,000 Euro settling 8/5/14	Citigroup	49,518,337	49,336,120	(182,217)
208,000 Euro settling 8/5/14	Goldman Sachs	284,023	278,523	(5,500)
86,208,960 Indian Rupee settling 10/15/14	Barclays Bank	1,424,000	1,400,713	(23,287)
111,796,380 Indian Rupee settling 10/15/14	BNP Paribas	1,843,000	1,816,455	(26,545)
35,058,450 Indian Rupee settling 10/15/14	Deutsche Bank	579,000	569,626	(9,374)
9,577,960 Indian Rupee settling 10/15/14	Morgan Stanley	158,000	155,622	(2,378)
109,693,110 Indian Rupee settling 10/15/14	UBS	1,805,202	1,782,281	(22,921)
1,158,254,000 Japanese Yen settling 8/5/14	UBS	11,250,646	11,260,007	9,361
2,077,075 Malaysian Ringgit settling 8/29/14	BNP Paribas	650,000	648,597	(1,403)
20,748,886 Mexican Peso settling 9/23/14	Goldman Sachs	1,589,976	1,563,785	(26,191)
52,409,114 Mexican Peso settling 10/22/14	Goldman Sachs	4,018,334	3,941,960	(76,374)
7,269,016 Polish Zloty settling 10/30/14	Barclays Bank	2,354,147	2,317,016	(37,131)
Sold:
10,738,000 Australian Dollar settling 8/5/14	Deutsche Bank	10,103,846	9,978,821	125,025
4,631,000 Australian Dollar settling 9/3/14	JPMorgan Chase	4,346,688	4,294,965	51,723
8,594,117 Brazilian Real settling 8/4/14	Barclays Bank	3,845,242	3,788,040	57,202
632,391 Brazilian Real settling 8/4/14	BNP Paribas	283,940	278,740	5,200
131,157 Brazilian Real settling 8/4/14	Deutsche Bank	59,000	57,810	1,190
8,725,274 Brazilian Real settling 8/4/14	JPMorgan Chase	3,848,141	3,845,851	2,290
632,391 Brazilian Real settling 8/4/14	Morgan Stanley	278,906	278,740	166
632,391 Brazilian Real settling 9/3/14	Morgan Stanley	281,825	276,294	5,531
599,000 British Pound settling 9/11/14	Bank of America	1,013,909	1,010,981	2,928
1,809,000 British Pound settling 9/11/14	Barclays Bank	3,036,423	3,053,196	(16,773)
681,000 Canadian Dollar settling 9/18/14	Citigroup	625,468	623,867	1,601
39,735,000 Danish Krone settling 8/13/14	Barclays Bank	7,418,631	7,136,468	282,163
5,293,000 Euro settling 8/5/14	Bank of America	7,207,531	7,087,615	119,916
1,733,000 Euro settling 9/3/14	Barclays Bank	2,328,828	2,320,792	8,036
36,844,000 Euro settling 9/3/14	Citigroup	49,521,099	49,340,600	180,499

33,767,000 Euro settling 8/5/14	Deutsche Bank	45,898,301	45,215,849	682,452
1,668,000 Euro settling 9/3/14	Deutsche Bank	2,244,470	2,233,746	10,724
1,899,000 Euro settling 8/5/14	HSBC Bank	2,568,265	2,542,864	25,401
816,918,471 Hungarian Forint settling 10/30/14	JPMorgan Chase	3,552,747	3,474,042	78,705
18,200,000 Japanese Yen settling 9/3/14	Bank of America	178,718	176,961	1,757
1,158,254,000 Japanese Yen settling 8/5/14	JPMorgan Chase	11,407,369	11,260,007	147,362
1,158,254,000 Japanese Yen settling 9/3/14	UBS	11,252,395	11,261,871	(9,476)
5,437,010 Mexican Peso settling 12/18/14	Barclays Bank	410,000	407,334	2,666
1,857,590 Mexican Peso settling 12/18/14	BNP Paribas	140,000	139,168	832
11,125,000 Mexican Peso settling 12/18/14	Citigroup	841,532	833,471	8,061
56,983,856 Mexican Peso settling 8/25/14	Goldman Sachs	4,325,972	4,303,702	22,270
10,065,820 Mexican Peso settling 12/18/14	Morgan Stanley	760,000	754,118	5,882
1,668,000 New Zealand Dollar settling 8/5/14	Deutsche Bank	1,453,828	1,416,827	37,001

				$1,191,079

(p)	At July 31, 2014, the Portfolio held $753,000 in cash as collateral and pledged cash collateral of $1,620,000 for derivative contracts. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy.
(q)	The weighted average daily balance of reverse repurchase agreements during the nine months ended July 31, 2014 was $18,766,909, at a weighted average interest rate of 0.11%. There were no open reverse repurchase agreements at July 31, 2014.
(r)	The weighted average borrowing for sale-buybacks during the nine months ended July 31, 2014 was $143,938,544 at a weighted average interest rate of 0.12%.

Glossary:

AUD—Australian Dollar

BRL—Brazilian Real

£—British Pound

CBOT—Chicago Board of Trade

CDI—Inter-Bank Deposit Certificate

CDX.IG—Credit Derivatives Index Investment Grade

CDX.IT—Credit Derivatives Index iTraxx

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

CPURNSA—Consumer Price All Urban Non-Seasonally Adjusted Index

DKK—Danish Krone

€—Euro

ICE—Intercontinental Exchange

JPY/¥—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

MXN—Mexican Peso

NZD—New Zealand Dollar

OAT—Obligations Assimilables du Trésor

OTC—Over-the-Counter

Schedule of Investments

Fixed Income SHares: Series TE

July 31, 2014 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS—90.9%
Arizona—3.8%
$1,000	Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/28, Ser. A	$1,098,390
1,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 12/1/30, Ser. A	1,152,790
175	State Univ. Rev., 5.00%, 7/1/25, Ser. A	202,129
1,000	Water Infrastructure Finance Auth. Rev., 4.25%, 10/1/19, Ser. A	1,147,710

		3,601,019

Arkansas—0.3%
260	Univ. of Arkansas Rev., 5.00%, 5/1/26, Ser. A	298,371

California—8.8%
2,000	Bay Area Toll Auth. Rev., 5.00%, 4/1/38, Ser. S-4	2,187,880
1,000	Bay Area Water Supply & Conservation Agcy. Rev., 5.00%, 10/1/26, Ser. A	1,180,670
500	Contra Costa Transportation Auth. Rev., 5.00%, 3/1/25, Ser. B	581,870
400	East Bay Municipal Utility Dist. Rev., 5.00%, 6/1/22, Ser. B	489,728
	Health Facs. Financing Auth. Rev.,
1,000	St. Joseph Health System, 5.00%, 7/1/43, Ser. D (c)	1,182,890
500	Sutter Health, 5.25%, 8/15/22, Ser. A	562,995
730	Los Angeles, GO, 5.00%, 9/1/22, Ser. B	885,541
250	Los Angeles Cnty. Public Works Financing Auth. Rev., 5.00%, 8/1/42	269,075
500	Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Ser. B	568,145
200	San Francisco Bay Area Rapid Transit Dist. Rev., 5.00%, 7/1/24	229,536
100	Statewide Communities Dev. Auth. Rev., Sutter Health, 5.00%, 8/15/23, Ser. A	119,607

		8,257,937

Colorado—3.4%
500	Denver City & Cnty. School Dist. No. 1, GO, 5.00%, 12/1/26, Ser. B	590,085
2,125	Health Facs. Auth. Rev., Childrens Hospital, 5.00%, 12/1/33, Ser. A	2,306,114
250	State Board of Governors Rev., 5.00%, 3/1/18, Ser. A	285,287

		3,181,486

Connecticut—1.2%
1,000	Health & Educational Facs. Auth. Rev., Hartford Healthcare, 5.00%, 7/1/26, Ser. E	1,145,350

Florida—4.7%
1,300	Broward Cnty. Airport System Rev., 5.00%, 10/1/37, Ser. Q-1	1,406,561
555	Miami-Dade Cnty. Water & Sewer System Rev., 5.00%, 10/1/28, Ser. B	631,357
1,800	Municipal Power Agcy. Rev., St. Lucie Project, 5.00%, 10/1/26, Ser. A	2,053,062
250	State, GO, 5.00%, 7/1/25, Ser. B	293,987

		4,384,967

Georgia—1.2%
1,000	Atlanta Department of Aviation Rev., 5.00%, 1/1/42, Ser. B	1,090,270

Guam—0.9%
770	Gov’t Waterworks Auth. Rev., 5.00%, 7/1/25, Ser. A (b)	858,442

Kansas—2.4%
2,000	Dev. Finance Auth. Rev., Adventist Health, 5.00%, 11/15/34, Ser. A	2,208,360

Massachusetts—4.8%
1,150	Bay Transportation Auth. Rev., 5.50%, 7/1/18, Ser. C	1,352,561
	School Building Auth. Rev.,
100	5.00%, 8/15/27, Ser. B	117,525
165	5.00%, 8/15/30, Ser. A	190,935
450	5.00%, 8/15/30, Ser. B	520,731
2,000	State College Building Auth. Rev., 5.00%, 5/1/28, Ser. A	2,327,120

		4,508,872

Minnesota—1.2%
1,000	Anoka-Hennepin Independent School Dist. No. 11, GO, 5.00%, 2/1/19, Ser. A	1,150,450

Missouri—1.0%
750	Metropolitan St. Louis Sewer Dist. Rev., 5.00%, 5/1/23, Ser. B	898,073

Nebraska—0.2%
200	Omaha Public Power Dist. Rev., 5.00%, 2/1/25, Ser. A	233,658

New Jersey—4.4%
1,000	Economic Dev. Auth. Rev., 5.00%, 3/1/24	1,130,790
1,000	Health Care Facs. Financing Auth. Rev., Robert Wood Johnson Univ. Hospital, 5.25%, 7/1/35, Ser. A	1,093,620
	State Turnpike Auth. Rev.,
175	5.00%, 1/1/21, Ser. B	206,299
1,300	5.00%, 1/1/31, Ser. A	1,448,811
210	Transportation Trust Fund Auth. Rev., 5.50%, 6/15/41, Ser. A	232,041

		4,111,561

New York—10.5%
	Metropolitan Transportation Auth. Rev.,
165	5.00%, 11/15/27, Ser. D	187,721
1,340	5.00%, 11/15/28, Ser. A	1,549,978
125	New York City, GO, 5.00%, 8/1/23, Ser. I	148,099
	New York City Trust for Cultural Res. Rev., Wildlife Conservation Society, Ser. A,
200	5.00%, 8/1/24	235,448
365	5.00%, 8/1/25	426,210
	State Dormitory Auth. Rev., Ser. A,
1,725	5.00%, 12/15/26	2,029,997
170	5.00%, 3/15/27	196,081
1,130	Tompkins Cnty. Dev. Corp. Rev., Tompkins Cortland Community College, 5.00%, 7/1/20	1,246,944
	Triborough Bridge & Tunnel Auth. Rev.,
300	5.00%, 11/15/25, Ser. A	354,036
2,000	5.00%, 11/15/27, Ser. B	2,335,880
1,000	5.00%, 11/15/29, Ser. A	1,132,660

		9,843,054

North Carolina—6.5%
1,000	Cary Combined Utility Systems Rev., 5.00%, 12/1/24	1,206,780
100	Charlotte-Mecklenburg Hospital Auth. Rev., 5.00%, 1/15/28, Ser. A	112,755
1,250	Raleigh Combined Enterprise System Rev., 5.00%, 3/1/24, Ser. A	1,511,200
100	State Rev., 5.00%, 5/1/26, Ser. C	116,423
1,000	Turnpike Auth. Rev., 5.00%, 7/1/24	1,165,910
1,660	Univ. of North Carolina at Greensboro Rev., 5.00%, 4/1/24	1,996,631

		6,109,699

Ohio—11.4%
4,000	Air Quality Dev. Auth. Rev., 3.75%, 12/1/23, Ser. A (c)	4,170,360
900	Cleveland Department of Public Utilities Division of Water Rev., 5.00%, 1/1/24, Ser. X	1,054,548
4,000	Cuyahoga Cnty., 5.00%, 12/1/26 (a)	4,602,560
450	Higher Educational Fac. Commission Rev., Western Univ., 5.00%, 12/1/21, Ser. A	534,433
250	State Rev., 5.00%, 12/15/24, Ser. 1	292,403

		10,654,304

Oklahoma—0.4%
300	Water Res. Board Rev., 5.00%, 4/1/22, Ser. B	355,200

Pennsylvania—2.6%
100	Monroeville Finance Auth. Rev., 5.00%, 2/15/22	117,207
1,000	River Port Auth. Rev., 5.00%, 1/1/23	1,119,980
1,000	Turnpike Commission Rev., 5.00%, 12/1/20, Ser. B	1,153,450

		2,390,637

Tennessee—0.4%
100	Metropolitan Gov’t of Nashville & Davidson Cnty., GO, 5.00%, 7/1/23	119,973
200	Tennessee Energy Acquisition Corp. Rev., 5.25%, 9/1/24, Ser. A	228,576

		348,549

Texas—10.2%
300	Dallas, GO, 5.00%, 2/15/23	357,522
500	Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/27, Ser. B	568,195
	Harris Cnty., GO,
250	5.00%, 8/15/26	292,035
1,580	5.125%, 8/15/24	1,928,722
200	La Joya Independent School Dist., GO, 5.00%, 2/15/27 (GTD-PSF)	233,314
750	Lower River Auth. Rev., 5.00%, 5/15/33, Ser. A	814,807
175	North Texas Tollway Auth. Rev., 5.00%, 1/1/28, Ser. B	193,069
250	San Antonio Public Facs. Corp. Rev., 5.00%, 9/15/25	289,260
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
1,000	5.25%, 12/15/23, Ser. A	1,146,360
3,000	6.25%, 12/15/26, Ser. D	3,646,500
100	Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26	108,971

		9,578,755

Utah—1.2%
1,000	Intermountain Power Agcy. Rev., 5.00%, 7/1/23, Ser. A	1,138,800

Virginia—6.4%
560	College Building Auth. Rev., 5.00%, 2/1/25		653,822
2,315	Loudoun Cnty., GO, 5.00%, 12/1/27, Ser. A		2,732,094
1,000	Public Building Auth. Rev., 5.00%, 8/1/25, Ser. A		1,179,860
1,000	Public School Auth. Rev., 5.00%, 8/1/21, Ser. A		1,203,440
175	Res. Auth. Rev., 5.00%, 11/1/26, Ser. A		207,529

			5,976,745

Washington—1.8%
1,250	Central Puget Sound Regional Transit Auth. Rev., 5.00%, 2/1/24, Ser. P-1		1,484,750

200	State, GO, 5.00%, 1/1/28, Ser. C		222,518

			1,707,268

Wisconsin—1.2%
1,000	WPPI Energy Rev., 5.00%, 7/1/25, Ser. A		1,168,880

	Total Municipal Bonds (cost—$83,819,529)		85,200,707

U.S. TREASURY OBLIGATIONS—0.6%
600	U.S. Treasury Notes, 0.099%, 4/30/16 (c) (cost—$600,000)		600,037

SHORT-TERM INVESTMENTS—7.8%
Repurchase Agreements—5.9%
5,500	Goldman Sachs Group, Inc., dated 7/31/14, 0.13%, due 8/1/14, proceeds $5,500,020; collateralized by Freddie Mac Gold Pool, 3.50%, due 9/1/42, valued at $5,666,940 including accrued interest (cost—$5,500,000)		5,500,000

U.S. Government Agency Securities—1.3%
1,200	Fannie Mae Discount Notes, 0.107%, 3/16/15 (d) (cost—$1,199,206)		1,199,319

U.S. Treasury Obligations—0.6%
607	U.S. Treasury Bills, 0.048%, 10/16/14 (d) (cost-$606,939)		606,982

	Total Short-Term Investments (cost—$7,306,145)		7,306,301

	Total Investments (cost—$91,725,674) (e)	99.3%	93,107,045

	Other assets less liabilities	0.7	611,726

	Net Assets	100.0%	$93,718,771

Notes to Schedule of Investments:

(a)	Illiquid.
(b)	When-issued or delayed-delivery. To be settled/delivered after July 31, 2014.
(c)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on July 31, 2014.
(d)	Rates reflect the effective yields at purchase date.
(e)	At July 31, 2014, the cost basis of portfolio securities for federal income tax purposes was $91,725,674. Gross unrealized appreciation was $1,951,426; gross unrealized depreciation was $570,055; and net unrealized appreciation was $1,381,371. The difference between book and tax cost was attributable to wash sale loss deferrals.
(f)	Futures contracts outstanding at July 31, 2014:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Short:	30-Year U.S. Treasury Bond Futures	(140)	$(19,237)	9/19/14	$(167,465)

(g)	Interest rate swap agreements outstanding at July 31, 2014:

Centrally cleared swap agreements:

			Rate Type
Broker (Exchange)	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Unrealized Depreciation
Morgan Stanley (CME)	$8,000	12/18/43	3.50%	3-Month USD-LIBOR	$(351,895)	$(744,215)

(h)	At July 31, 2014, the Portfolio pledged cash collateral of $23,466 for derivative contracts. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy.

Glossary:

CME—Chicago Mercantile Exchange

GO—General Obligation Bond

GTD—Guaranteed

LIBOR—London Inter-Bank Offered Rate

PSF—Public School Fund

Schedule of Investments

Fixed Income SHares: Series TE

July 31, 2014 (unaudited)

Industry classification of portfolio holdings as a percentage of net assets was as follows:

Revenue Bonds:
Electric Power & Light Revenue	11.4%
Highway Revenue Tolls	9.6
Health, Hospital & Nursing Home Revenue	9.5
Water Revenue	9.0
College & University Revenue	7.3
Miscellaneous Revenue	7.4
Port, Airport & Marina Revenue	6.3
Natural Gas Revenue	5.5
Sales Tax Revenue	4.7
Income Tax Revenue	2.4
Miscellaneous Taxes	1.6
Sewer Revenue	1.0
Lease (Appropriation)	0.3
Lease (Abatement)	0.3
Transit Revenue	0.2

Total Revenue Bonds		76.5%
General Obligation		9.5
Repurchase Agreements		5.9
Certificates of Participation		4.9
U.S. Government Agency Securities		1.3
U.S. Treasury Obligations		1.2
Other assets less liabilities		0.7

Net Assets		100.0%

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Centrally cleared swaps and exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”). The Portfolios’ Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Benchmark pricing procedures are used as the basis for setting the base price of a fixed-income security and for subsequently adjusting the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. The validity of the fair value is reviewed by the Sub-Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. Each Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the nine months ended July 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. Centrally cleared credit default swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at July 31, 2014 in valuing the Portfolios’ assets and liabilities is listed below (refer to the Schedule of Investments and Notes to Schedule of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

Series C:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/14
Investments in Securities—Assets
Corporate Bonds & Notes:
Airlines	$—	$1,531,293	$41,825,988	$43,357,281
All Other	—	1,680,020,049	—	1,680,020,049
Sovereign Debt Obligations	—	614,999,088	—	614,999,088
Municipal Bonds	—	185,457,018	—	185,457,018
Mortgage-Backed Securities	—	91,400,830	253	91,401,083
U.S. Government Agency Securities	—	35,169,308	—	35,169,308
Asset-Backed Securities	—	17,525,560	1,359	17,526,919
U.S. Treasury Obligations	—	11,935,071	—	11,935,071
Short-Term Investments	—	127,507,721	—	127,507,721

	—	2,765,545,938	41,827,600	2,807,373,538

Investment in Securities—Liabilities
Options Written, at value:
Foreign Exchange Contracts	—	(679,307)	—	(679,307)

Other Financial Instruments*—Assets
Credit Contracts	—	6,036,089	—	6,036,089
Foreign Exchange Contracts	—	15,573,442	—	15,573,442
Interest Rate Contracts	925,211	22,271,300	—	23,196,511

	925,211	43,880,831	—	44,806,042

Other Financial Instruments*—Liabilities
Credit Contracts	—	(1,011,019)	—	(1,011,019)
Foreign Exchange Contracts	—	(4,425,091)	—	(4,425,091)
Interest Rate Contracts	(1,987,509)	(25,761,075)	—	(27,748,584)
	(1,987,509)	(31,197,185)	—	(33,184,694)

Totals	$(1,062,298)	$2,777,550,277	$41,827,600	$2,818,315,579

Series LD:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/14
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$8,867,345	$—	$8,867,345
Mortgage-Backed Securities	—	1,823,931	—	1,823,931
Asset-Backed Securities	—	870,572	—	870,572
Sovereign Debt Obligations	—	316,834	—	316,834
U.S. Government Agency Securities	—	292,470	—	292,470
Short-Term Investments	—	1,068,285	—	1,068,285
Options Purchased:
Interest Rate Contracts	—	13,587	—	13,587

	—	13,253,024	—	13,253,024

Investment in Securities—Liabilities
Options Written, at value:
Interest Rate Contracts	—	(14,187)	—	(14,187)
Other Financial Instruments*—Assets
Credit Contracts	—	228	—	228
Foreign Exchange Contracts	—	24,702	—	24,702
Interest Rate Contracts	3,171	—	—	3,171

	3,171	24,930	—	28,101

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(964)	—	(964)
Interest Rate Contracts	(1,205)	(2,721)	—	(3,926)

	(1,205)	(3,685)	—	(4,890)

Totals	$1,966	$13,260,082	$—	$13,262,048

Series M:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/14
Investments in Securities—Assets
U.S. Treasury Obligations	$—	$2,147,183,172	$—	$2,147,183,172
Corporate Bonds & Notes:
Diversified Financial Services	—	134,690,657	11,209,500	145,900,157
All Other	—	1,124,353,285	—	1,124,353,285
U.S. Government Agency Securities	—	1,249,615,144	—	1,249,615,144
Municipal Bonds	—	491,690,588	—	491,690,588
Mortgage-Backed Securities	—	381,861,051	837,826	382,698,877
Asset-Backed Securities	—	184,131,346	502,515	184,633,861
Sovereign Debt Obligations	—	153,775,435	—	153,775,435
Short-Term Investments	—	61,683,946	—	61,683,946
Options Purchased:
Interest Rate Contracts	—	45,296	—	45,296

	—	5,929,029,920	12,549,841	5,941,579,761

Investment in Securities—Liabilities
Options Written, at value:
Foreign Exchange Contracts	—	(250,356)	—	(250,356)

Other Financial Instruments*—Assets
Credit Contracts	—	3,194,688	—	3,194,688
Foreign Exchange Contracts	—	2,015,873	—	2,015,873
Interest Rate Contracts	2,507,977	903,160	—	3,411,137

	2,507,977	6,113,721	—	8,621,698

Other Financial Instruments*—Liabilities
Credit Contracts	—	(443,481)	—	(443,481)
Foreign Exchange Contracts	—	(3,502,103)	—	(3,502,103)
Interest Rate Contracts	(8,043,164)	(7,318,647)	—	(15,361,811)

	(8,043,164)	(11,264,231)	—	(19,307,395)

Totals	$(5,535,187)	$5,923,629,054	$12,549,841	$5,930,643,708

Series R:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/14
Investments in Securities—Assets
U.S. Treasury Obligations	$—	$229,816,836	$—	$229,816,836
Sovereign Debt Obligations	—	56,992,062	—	56,992,062
Corporate Bonds & Notes	—	28,360,692	—	28,360,692
Mortgage-Backed Securities	—	20,742,640	—	20,742,640
Asset-Backed Securities	—	2,168,663	—	2,168,663
U.S. Government Agency Securities	—	455,897	—	455,897
Short-Term Investments	—	900,747	—	900,747
Options Purchased:
Interest Rate Contracts	—	4,554	—	4,554

	—	339,442,091	—	339,442,091

Investment in Securities—Liabilities
Options Written, at value:
Credit Contracts	—	(22,735)	—	(22,735)
Foreign Exchange Contracts	—	(10,701)	—	(10,701)
Interest Rate Contracts	—	—	(58,216)	(58,216)

	—	(33,436)	(58,216)	(91,652)

Other Financial Instruments*—Assets
Credit Contracts	—	638,178	—	638,178
Foreign Exchange Contracts	—	1,875,944	—	1,875,944
Interest Rate Contracts	—	660,343	—	660,343

	—	3,174,465	—	3,174,465

Other Financial Instruments*—Liabilities
Credit Contracts	—	(139,082)	—	(139,082)
Foreign Exchange Contracts	—	(684,865)	—	(684,865)
Interest Rate Contracts	(476,081)	(5,887,613)	—	(6,363,694)

	(476,081)	(6,711,560)	—	(7,187,641)

Totals	$(476,081)	$335,871,560	$(58,216)	$335,337,263

Series TE:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/14
Investments in Securities—Assets
Municipal Bonds	$—	$85,200,707	$—	$85,200,707
U.S. Treasury Obligations	—	600,037	—	600,037
Short-Term Investments	—	7,306,301	—	7,306,301

	—	93,107,045	—	93,107,045

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(167,465)	(744,215)	—	(911,680)

Totals	$(167,465)	$92,362,830	$—	$92,195,365

At July 31, 2014, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended July 31, 2014, was as follows:

Series C:

	Beginning Balance 10/31/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 7/31/14
Investments in Securities—Assets
Corporate Bonds & Notes:
Airlines	$1,428,026	$4,746,891	$(540,303)	$(33,970)	$(66,586)	$60,785	$36,253,063	$(21,918)	$41,825,988
Diversified Financial Services	349,195	—	(68,267)	—	—	32,248	—	(313,176)	—
Mortgage-Backed Securities	427	—	—	246	(68,257)†	67,837	—	—	253
Asset-Backed Securities	1,361	—	—	(33)	—	31	—	—	1,359

Totals	$1,779,009	$4,746,891	$(608,570)	$(33,757)	$(134,843)	$160,901	$36,253,063	$(335,094)	$41,827,600

Series M:

	Beginning Balance 10/31/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 7/31/14
Investments in Securities—Assets
Corporate Bonds & Notes:
Diversified Financial Services	$11,000,000	$—	$—	$(61,418)	$—	$270,918	$—	$—	$11,209,500
Mortgage-Backed Securities	3,429,153	859,463	(397,609)	(22)	161	4,146	—	(3,057,466)	837,826
Asset-Backed Securities	510,119	—	(69,698)	—	—	62,094	—	—	502,515

Totals	$14,939,272	$859,463	$(467,307)	$(61,440)	$161	$337,158	$—	$(3,057,466)	$12,549,841

Series R:

	Beginning Balance 10/31/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 7/31/14
Investments in Securities—Assets
Mortgage-Backed Securities	$3,916,300	$—	$—	$—	$(583,764)	$1,281	$—	$(3,333,817)	$—
Investments in Securities—Liabilities
Options Written:
Interest Rate Contracts	(48,704)	413	(50,764)	—	10,838	30,001	—	—	(58,216)

Totals	$3,867,596	$413	$(50,764)	$—	$(572,926)	$31,282	$—	$(3,333,817)	$(58,216)

The following tables presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at July 31, 2014:

Series C:

	Ending Balance at 7/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Corporate Bonds & Notes
Airlines	$41,825,988	Third Party Vendor	Broker Quote	$108.50-$118.50
Mortgage-Backed Securities	$253	Benchmark Pricing	Base Price	$0.20
Asset-Backed Securities	$1,359	Benchmark Pricing	Base Price	$48.93

Series M:

	Ending Balance at 7/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Corporate Bonds & Notes				—
Diversified Financial Services	$11,209,500	Third Party Vendor	Broker Quote	$112.10
Mortgage-Backed Securities	$422.640	Benchmark Pricing	Base Price	$84.53
	415,186	Third Party Vendor	Broker Quote	$98.28
Asset-Backed Securities	$502,515	Benchmark Pricing	Base Price	$6.00-$94.50

Series R:
	Ending Balance at 7/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Liabilities
Options Written:
Interest Rate Contracts	$(58,216)	Indicative Market Quotation	Broker Quote	$0.06-$0.52

†	Paydown shortfall.
*	Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3).
***	Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs.

The net change in unrealized appreciation/depreciation of Level 3 investments which Series C, Series M and Series R held at July 31, 2014 was $2,168,499, $325,169 and $40,041, respectively.

Item 2. Controls and Procedures

(a) The registrant’s President, Principal Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Managed Accounts Trust (Formerly, AllianzGI Managed Accounts Trust)

By	/s/ Peter G. Strelow
Peter G. Strelow President, Principal Executive Officer

Date: September 26, 2014

By	/s/ William G. Galipeau
William G. Galipeau Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter G. Strelow
Peter G. Strelow President, Principal Executive Officer

Date: September 26, 2014

By	/s/ William G. Galipeau
William G. Galipeau Treasurer, Principal Financial & Accounting Officer

Date: September 26, 2014